Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (2.9%)
	Alabama GO	4.000%	11/1/30	6,195	6,256
	Alabama GO	4.000%	11/1/31	4,000	4,039
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,233
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,465	1,481
	Auburn University College & University Revenue	5.000%	6/1/48	6,000	6,244
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	707
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/26	16,390	16,467
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	28,595	30,418
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	4.000%	12/1/29	17,470	17,456
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	32,930	33,047
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	2,210	2,216
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	12/1/26	17,835	17,919
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/28	32,290	33,745
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	10,755	10,839
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	30,195	30,385
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	13,350	14,181
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	1,400	1,504
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	3,925	4,258
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	1.000%	7/1/31	21,485	22,918
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	5,000	5,065
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/32	17,735	19,407
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,593
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,508
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	5,024
	East Alabama Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/30	1,000	998
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/31	2,540	2,763
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/32	12,480	13,503
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/54	1,215	1,278
	Homewood Educational Building Authority College & University Revenue (Student Housing and Parking Project)	5.500%	10/1/54	1,185	1,250
	Huntsville AL GO	5.000%	5/1/32	3,190	3,362
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/30	12,310	13,222
	Huntsville Public Building Authority Lease (Appropriation) Revenue	5.000%	2/1/47	3,715	3,967
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	612
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	586
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	659
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	512
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	603
	Jefferson County AL Sewer Revenue	5.250%	10/1/40	5,000	5,543
	Jefferson County AL Sewer Revenue	5.250%	10/1/41	5,000	5,519
	Jefferson County AL Sewer Revenue	5.250%	10/1/42	4,000	4,391
	Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,000	3,274
	Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,354
	Jefferson County AL Sewer Revenue	5.250%	10/1/49	15,835	17,075
	Jefferson County AL Sewer Revenue	5.500%	10/1/53	6,835	7,469
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	10,705	10,734
	Mobile Alabama Industrial Development Board Industrial Revenue (Alabama Power Company Barry Plant Project) PUT	3.780%	6/16/26	430	433
	Oxford AL GO	5.000%	7/1/52	3,750	3,985
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/32	34,545	37,197
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/32	5,000	5,324
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/28	12,315	12,411
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/29	1,215	1,306
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/28	12,280	12,828
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/29	29,425	31,243

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/30	1,610	1,705
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,305
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,047
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,065
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,044
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	783
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,497
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Company Project)	3.650%	6/1/28	2,120	2,125
					505,882
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	920
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	6,730
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,061
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,033
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,028
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,677
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,520
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,294
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,120	1,129
					20,392
Arizona (1.6%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,283
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,297
[3]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/42	3,000	3,726
[3]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/43	1,500	1,851
[4]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/49	1,610	1,596
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/41	505	486
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	3,365	2,972
[4]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects)	5.750%	7/15/48	3,200	3,248
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,009
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,005
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	500
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	605	680
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/41	5,000	5,117
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/54	2,000	2,037
[1]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/58	1,500	1,528
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	160
[4,5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	200
	Arizona State University College & University Revenue	5.000%	7/1/43	5,400	5,722
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/35	4,480	4,548
	Buckeye AZ Excise Taxes Sales Tax Revenue	5.000%	7/1/43	6,000	6,045
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,495
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	4,810	4,871
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	330	329
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/48	1,350	1,351
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,223
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/49	1,500	1,528
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	5.000%	7/1/49	3,500	3,559
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/55	11,535	9,962
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	1,000	1,102
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,350	1,477
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,154
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,000	1,087
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,150
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,135	1,229
[2]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	2,750	2,954
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,542
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	1,540	1,631
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/30	6,000	6,570
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/29	220	223
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	566
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	362
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	515
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	616
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	208
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	207

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	258
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	257
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,365
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	2,135	2,293
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	2,030	2,180
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	5,515	5,704
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	2,100	2,253
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,990	3,197
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	3,350	3,581
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/38	3,440	3,672
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	6,540	6,940
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,754
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,000	1,074
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	13,905	14,652
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,860
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,062
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/41	1,000	883
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/51	2,570	2,097
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	3,680	2,944
[4]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/57	500	400
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/46	2,175	2,051
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,040
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,273
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	10,659
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	10,627
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,025	4,280
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	4,000	4,344
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	5,000	5,483
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	15,025	16,253
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	26,945	29,909
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,231
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	8,280	9,137
[4]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.750%	6/15/58	7,250	7,416
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,677
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,496
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,572
					288,795
Arkansas (0.1%)
	El Dorado Special School District No. 15 GO	5.000%	2/1/50	1,970	2,048
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/42	1,000	1,087
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/43	1,000	1,083
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,587
					8,805
California (6.2%)
[6,7]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	9,000	5,097
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	11,668
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	2,400	1,632
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	3.910%	4/1/56	3,000	2,956
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	4/1/29	1,200	1,260
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	19,115	19,307
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	7,270	7,674
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/29	18,625	19,764
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/30	9,600	10,326
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/30	10,070	11,088
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/31	12,965	13,897
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/32	25,050	27,089
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	14,770	14,898
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	50,000	53,640
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/31	19,090	19,281
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	11,237
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	4,157
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	4,413

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,500	1,857
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	936
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	1,006
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,000	5,124
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	9,495	11,608
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,555	5,562
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	4,000	4,867
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	14,900	18,019
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	9,050	10,952
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	5,525	5,878
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,178
	California GO	5.000%	9/1/31	15,050	15,604
[6]	California GO	5.250%	8/1/32	9,765	11,250
	California GO	5.000%	8/1/33	16,100	16,664
	California GO	5.000%	8/1/35	1,170	1,210
	California GO	5.000%	9/1/35	12,255	12,692
[1]	California GO	5.000%	9/1/35	11,510	11,932
	California GO	3.000%	10/1/36	5,400	4,989
	California GO	5.000%	4/1/37	1,010	1,092
	California GO	5.000%	4/1/37	3,000	3,408
	California GO	3.000%	10/1/37	4,750	4,366
	California GO	5.000%	11/1/37	2,000	2,286
	California GO	5.000%	9/1/39	4,880	5,520
	California GO	5.000%	10/1/39	1,500	1,627
	California GO	3.000%	11/1/40	4,500	3,983
	California GO	3.000%	11/1/41	5,500	4,800
	California GO	5.000%	4/1/42	1,500	1,571
	California GO	5.000%	4/1/42	5,000	5,554
	California GO	5.000%	9/1/42	3,200	3,572
	California GO	5.000%	10/1/42	10,000	10,694
	California GO	5.000%	10/1/42	2,000	2,247
	California GO	5.000%	11/1/42	1,690	1,890
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,772
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/40	1,000	1,120
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	1,400	1,563
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	9,435	7,818
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	3,700	4,365
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,071	10,221
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,739	6,767
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	14,176	13,598
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	13,409	12,585
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	1,785	1,869
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/40	7,500	7,532
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/41	1,500	1,517
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,955
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	6,983
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	8,321
[1]	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	8/1/41	5,100	5,209
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/40	1,265	1,280
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	4,465	3,425
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,200	896
[4]	California Municipal Finance Authority Private Schools Revenue (Westside Neighbourhood School Project)	6.375%	6/15/64	1,550	1,676
[4]	California Pollution Control Financing Authority Resource Recovery Revenue PUT	3.700%	8/1/24	3,500	3,500
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	1,450	1,617
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,310
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,247
	California State University College & University Revenue PUT	3.125%	11/1/26	1,000	999
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	897
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,580
[6]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,235
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,189
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,121
[6]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	882
[6]	Chula Vista Elementary School District COP	2.000%	9/1/46	6,500	4,089
[6]	Chula Vista Elementary School District COP	2.000%	9/1/51	3,500	2,038
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,730
	Coast Community College District GO	3.000%	8/1/39	4,300	3,876
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	10,000	7,171
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	4,677
	Downey Unified School District GO	3.000%	8/1/46	5,720	4,712

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Downey Unified School District GO	3.000%	8/1/47	6,240	5,094
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,518
[6]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,270
[3]	El Camino Healthcare District GO	0.000%	8/1/30	5,000	4,089
[1]	El Segundo Unified School District GO	5.750%	8/1/48	1,500	1,768
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,208
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,476
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	681
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,210	1,081
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,317
[4,9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,268	8,257
[9]	Freddie Mac Pool	3.600%	7/1/40	4,000	3,679
	Fresno Unified School District GO	3.000%	8/1/55	6,500	4,996
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,527
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,387
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	1,008
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,574
	Irvine Unified School District GO	2.250%	9/1/49	7,775	4,990
	Kern Community College District GO	3.000%	8/1/46	4,890	4,035
	La Canada Unified School District GO	5.750%	8/1/50	3,250	3,825
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	972
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,390
[10]	Long Beach Unified School District GO	0.000%	8/1/33	500	367
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	8,825
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	5,340	5,658
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,300
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,800	1,960
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	4,773
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,312
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,581
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	3,941
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,915
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,666
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,000	6,577
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	4,750	4,992
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,342
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,330
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,627
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	3,725	4,075
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	3,000	3,219
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,607
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,336
	Milpitas CA Unified School District GO	3.000%	8/1/35	1,000	940
[6]	Montebello Unified School District GO	5.500%	8/1/47	3,500	3,821
[6]	Montebello Unified School District GO	5.000%	8/1/50	2,000	2,116
	Mount San Antonio Community College District GO	5.875%	8/1/28	2,025	2,230
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/30	16,660	17,786
	Northern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	600	606
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	6,259
[6]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,966
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,022
	Palomar Health GO	0.000%	8/1/37	5,415	2,766
[10]	Palomar Health GO	7.000%	8/1/38	10,000	11,436
[6]	Pittsburg Unified School District GO	5.000%	8/1/47	2,180	2,364
	Poway Unified School District GO	0.000%	8/1/51	15,000	4,402
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/42	1,285	1,344
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	5,000	5,153
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	10,306
[6]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,420
[6]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,065
	Romoland School District Special Tax Revenue	5.000%	9/1/49	1,000	1,042
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,394
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,632
[3]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,609

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bernardino County CA (Capital Facilities Project) COP, ETM	6.875%	8/1/24	2,970	2,970
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,801
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,386
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,973
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	17,120
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/40	5,000	5,031
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,085
[1]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	5,035	4,043
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,508
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	19,240	20,705
	San Francisco City & County CA Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/47	1,735	1,843
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	1,000	1,039
[1]	San Francisco Community College District GO	5.250%	6/15/49	11,000	12,498
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,628
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,029
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,804
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,771
[6]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,027
[6]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,100
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	582
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	201
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,414
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,667
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,153
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.500%	11/15/47	5,165	5,819
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	3,000	3,174
	San Rafael CA City High School District GO	5.250%	8/1/52	2,000	2,177
	San Rafael City Elementary School District GO	5.250%	8/1/52	2,000	2,185
[6]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,804
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,333
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,729
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,218
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/42	1,585	1,375
[6]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,361
	Santa Rosa High School District GO	5.000%	8/1/53	5,000	5,423
[6]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,273
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,443
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.250%	6/1/46	1,500	1,633
	Southern California Public Power Authority Power Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/30	7,175	7,668
	Southwestern Community College District GO	3.000%	8/1/40	2,000	1,767
	State Center Community College District GO	3.000%	8/1/39	2,600	2,313
	State Center Community College District GO	3.000%	8/1/41	5,250	4,551
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/45	1,375	1,157
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	3.000%	9/1/50	1,500	1,215
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,390
	University of California College & University Revenue	5.000%	5/15/41	5,000	5,754
	University of California College & University Revenue	5.000%	5/15/43	1,105	1,260
	University of California College & University Revenue (Limited Project)	5.000%	5/15/35	10,045	10,541
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	10,000	10,378
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	7,820
[6]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,350
	Washington Township Health Care District GO	5.250%	8/1/48	1,000	1,113
	Washington Township Health Care District GO	5.500%	8/1/53	1,000	1,124
					1,096,914
Colorado (2.0%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,110
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,527
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/38	1,370	1,405
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/39	1,000	1,023
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	4,995	5,372
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	2,000	2,305
	Brighton CO Water Activity Water Revenue (Water System Project)	5.000%	6/1/52	12,385	13,251
[6]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,090
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/48	1,300	1,430
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/53	2,650	2,886
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	3,608	3,600
	Colorado COP	4.000%	12/15/35	1,000	1,026
	Colorado COP	6.000%	12/15/40	5,000	5,967

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado COP	6.000%	12/15/41	3,570	4,243
	Colorado COP	5.250%	3/15/42	5,000	5,172
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,036
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,250
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,066
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	664
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,149
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	4,894
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,045	3,266
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,020	1,095
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,600	2,606
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,550	1,752
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,375	5,355
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,925	1,893
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,279
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,235	2,501
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	26,410	26,554
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	1,750	1,907
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,327
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	2,000	2,168
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,531
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	15,000	14,296
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	6,119
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,203
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/54	9,665	10,263
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Craig Hospital Project)	5.000%	12/1/26	1,010	1,042
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	858
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Parkview Medical Center Project), Prere.	4.000%	9/1/30	4,700	4,981
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	1,000	1,022
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	4,500	4,648
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	1,500	1,603
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.750%	5/1/50	1,050	1,044
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	6,000	6,594
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,095
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	1,170	1,314
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/41	3,130	3,514
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,665	1,862
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/42	1,320	1,476
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,180	1,313
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	1,060	1,180
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/47	2,000	2,169
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	4,000	4,390
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	15,675	17,405
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/42	2,895	3,005
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/43	1,295	1,365
	Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/48	2,000	2,089
[1]	Colorado Springs School District No. 11 Facilities Corp. COP	5.250%	12/15/48	1,250	1,372
[6]	Commerce City CO Sales Tax Revenue, Prere.	5.000%	8/1/24	4,000	4,000
	Denver City & County School District No. 1 GO	3.000%	12/1/43	2,565	2,126
	Denver City & County School District No. 1 GO	5.000%	12/1/45	1,240	1,353
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	1,000	1,000
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	9,354
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,443
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,274
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,080	1,217
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.921%	9/1/39	700	700
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.750%	4.321%	9/1/39	3,825	3,823
	Eagle County School District No. Re50J GO	4.000%	12/1/41	7,000	7,088
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,196
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,373
	Grand County School District No. 2 East Grand GO	4.000%	12/1/39	1,390	1,427
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/42	1,000	1,106
	Jefferson County School District R-1 GO	4.000%	12/15/37	2,220	2,300
[6]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,250	4,066
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	5,940
	Parker Co. Water & Sanitation District Water Revenue	4.000%	11/1/52	12,800	12,438

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/46	1,000	1,077
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,592
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,025
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,098
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,435
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	4,799
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	3.750%	12/1/40	1,050	945
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/54	1,250	1,302
	Thornton CO COP	4.000%	12/1/39	3,000	3,044
	University of Colorado College & University Revenue	5.000%	6/1/44	3,490	3,682
	University of Colorado College & University Revenue	4.000%	6/1/48	4,900	4,741
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,516
	Weld County School District No. 6 Greeley GO	5.000%	12/1/44	3,000	3,192
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,206
	Weld County School District No. RE-4 GO	5.250%	12/1/41	2,805	2,904
[6]	Whispering Pines Metropolitan District No. 1 GO	5.000%	12/1/52	1,000	1,042
					360,746
Connecticut (0.5%)
	Connecticut GO	5.000%	8/1/27	810	860
	Connecticut GO	3.000%	1/15/33	1,090	1,039
	Connecticut GO	3.000%	6/1/35	1,000	927
	Connecticut GO	4.000%	1/15/36	9,230	9,618
	Connecticut GO	3.000%	6/1/38	2,000	1,778
	Connecticut GO	3.000%	1/15/39	4,710	4,148
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,426
	Connecticut GO	3.000%	1/15/40	4,790	4,143
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,070	2,068
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,610	3,526
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	3,585	3,897
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/54	2,700	2,984
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,334
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,730
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,636
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,690
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	8,275	8,391
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,050	1,053
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,762
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,490
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,925	2,861
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,300	1,260
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,830	1,759
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	2,185	2,362
	Metropolitan District GO	5.000%	7/15/36	1,750	1,865
	Metropolitan District GO	4.000%	7/15/37	1,000	1,022
	Norwalk CT GO	4.000%	8/15/40	960	984
	Norwalk CT GO	4.000%	8/15/41	695	710
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/42	1,250	1,254
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,447
	University of Connecticut College & University Revenue	5.000%	8/15/41	850	956
	University of Connecticut College & University Revenue	5.000%	8/15/42	1,000	1,121
	University of Connecticut College & University Revenue	5.000%	8/15/43	700	781
	University of Connecticut College & University Revenue	5.250%	11/15/48	2,000	2,246
					92,128
Delaware (0.3%)
[4]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/39	9,967	8,223
[4]	Affordable Housing Tax Exempt Bond Pass Through Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/40	5,000	5,249
	Delaware GO	4.000%	5/1/41	13,700	14,086
	Delaware GO	4.000%	5/1/43	13,140	13,405
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	955
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	296
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	3,925	3,820
	University of Delaware College & University Revenue	5.000%	11/1/41	1,620	1,916
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	2,945
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,167
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,175
	University of Delaware College & University Revenue	5.000%	11/1/43	2,090	2,455
					56,692

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
District of Columbia (1.6%)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,484
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	976
	District of Columbia College & University Revenue	3.000%	4/1/40	700	591
	District of Columbia College & University Revenue	3.000%	4/1/41	750	622
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,576
	District of Columbia GO	5.000%	6/1/32	1,725	1,779
	District of Columbia GO	4.000%	6/1/34	6,000	6,124
	District of Columbia GO	5.000%	10/15/37	5,000	5,389
	District of Columbia GO	5.000%	10/15/38	3,105	3,340
	District of Columbia GO	5.000%	1/1/41	3,000	3,359
	District of Columbia GO	5.000%	6/1/42	8,555	8,838
	District of Columbia GO	5.000%	6/1/43	1,000	1,047
	District of Columbia GO	5.000%	10/15/44	14,020	14,788
	District of Columbia GO	5.250%	1/1/48	7,875	8,750
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,422
	District of Columbia Income Tax Revenue	5.000%	12/1/37	5,000	5,713
	District of Columbia Income Tax Revenue	5.000%	3/1/40	2,605	2,811
	District of Columbia Income Tax Revenue	5.000%	5/1/40	1,025	1,160
	District of Columbia Income Tax Revenue	5.000%	5/1/42	1,680	1,878
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,720	4,999
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,601
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	7,875	8,062
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,291
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,328
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,017
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/35	2,000	2,017
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,735	1,666
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,033
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	39,740	37,217
[6]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	12,590
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	32,707
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,302
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	507
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,174
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	1,400	1,293
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/38	4,000	4,115
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	2,540	2,596
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	4,000	3,436
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/40	1,330	1,495
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	1,725	1,928
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	1,085	1,205
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	5,725	5,711
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/44	3,860	4,234
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	7,120	7,768
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	1,045	1,116
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	4,000	3,930
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	5,705	6,157
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	13,905	15,163
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/59	22,500	24,604
					278,909
Florida (5.0%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	1,024
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,134
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	19,220	17,989
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	5,500	6,073
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	14,425	15,136
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	1,000
	Cape Coral FL Sewer Revenue	5.000%	9/1/43	1,000	1,112
[1]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/48	1,250	1,398
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/33	1,500	1,564
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	6.250%	6/15/53	4,250	4,451
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	11,040
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	6.375%	6/15/58	3,600	3,784
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/49	3,270	3,151
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/54	1,400	1,344
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Imagine School at Land O'Lakes)	5.000%	12/15/49	1,000	962
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/55	845	838
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.000%	6/15/34	610	640

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	5.625%	6/15/44	405	422
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.000%	6/15/54	1,050	1,100
[4]	Capital Trust Authority Charter School Aid Revenue (Kipp Miami North Campus Project)	6.125%	6/15/60	1,000	1,049
[6]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,402
[6]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,088
[6]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,465
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/31	1,000	1,084
	Davie FL Special Obligation Revenue	4.000%	10/1/46	2,000	1,943
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,269
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,515	16,894
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,000	1,015
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,059
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,135	1,120
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,100	1,073
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/44	1,940	1,613
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/51	5,000	3,858
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/54	560	569
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.500%	6/1/59	600	606
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	395	402
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/51	805	818
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	3,000	2,827
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/40	1,750	1,883
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/41	1,450	1,555
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/42	1,500	1,603
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/43	1,110	1,183
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/44	1,000	1,062
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.250%	8/1/49	9,000	9,537
	Florida GO	4.000%	6/1/33	15,995	16,053
	Florida GO	4.000%	7/1/41	6,875	7,063
	Florida GO	4.000%	7/1/43	7,435	7,526
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	355
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	406
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	404
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	694
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	3,295	3,675
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,552
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	2,545	2,608
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	5,040	5,207
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	5,600	5,787
	Fort Lauderdale FL GO (Parks And Recreation Projects)	3.000%	7/1/49	8,990	7,087
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/48	5,250	5,677
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/53	8,000	8,574
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/39	1,295	1,466
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/40	1,000	1,126
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	4,750	5,363
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/48	10,335	11,782
	Fort Myers FL Utility System Water Revenue	5.500%	10/1/49	5,000	5,648
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,355
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	8,594
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.800%	5/1/54	1,000	1,011
[1]	Herons Glen Recreation District Special Assessment Revenue	4.000%	5/1/50	1,000	975
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,114
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,378
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,673
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,782
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,330	3,498
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,166
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,881
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	14,725	13,411
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,493
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,101
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,706

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,026
	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	12,500	14,134
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	2,000	2,227
[2]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,290	1,406
[2]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/44	1,475	1,603
[2]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,195	2,379
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	8,870	10,022
	Marco Island FL Sales Tax Revenue	2.000%	10/1/37	1,020	770
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	6,973
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,032
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,657
[2]	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Programs)	5.250%	1/1/49	8,000	8,837
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	2,970
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,532
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,678
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,809
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,390	3,549
[4,6]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,141
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	20,000	21,958
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,331
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	20,955
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/40	4,420	4,507
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,670
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,262
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,433
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	9,503
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	4,899
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,281
	Miami-Dade County FL GO	2.375%	7/1/40	955	712
	Miami-Dade County FL GO	5.000%	7/1/43	1,385	1,477
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,102
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,483
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	3,896
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	13,008
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/38	3,680	3,716
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/44	1,750	727
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,402
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	3,225	3,365
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/47	12,500	13,382
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	9,100	9,009
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	6,000	6,233
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/51	2,335	1,730
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	4,445	4,282
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	914
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,036
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,945
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,544
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	10,895	10,821
[6]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,645
	Mirada Community Development District Special Assessment Revenue	6.000%	5/1/55	1,375	1,395
	North AR-1 Pasco Community Development District Special Assessment Revenue	6.000%	5/1/54	1,000	1,020
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,591
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	14,025	13,193
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,360
[6]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/36	2,335	2,432
[6]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/38	3,160	3,280
[7]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	7,052
[7]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,909
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	250	264
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/38	250	263
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/39	250	262
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	9,455	8,662
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/43	1,000	1,047
	Palm Beach County Educational Facilities Authority College & University Revenue	5.250%	10/1/53	1,500	1,563
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.250%	6/1/59	3,625	3,558
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,296
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,530
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,016

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,475	1,491
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,572
	Palm Beach County School District COP	5.000%	8/1/39	1,000	1,133
[4]	Pasco County FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	10,000	10,829
[6]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,281
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/37	1,030	1,186
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/38	885	1,013
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/39	1,390	1,581
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/40	3,090	3,498
[6]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,725	4,152
[6]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	8,000	8,985
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.000%	12/15/48	3,285	3,292
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Pinellas Academy Math & Science Project)	5.125%	12/15/53	2,355	2,363
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	12,384
	Sarasota County FL Utility System Revenue Water Revenue	5.000%	10/1/50	6,725	7,149
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/41	7,500	7,734
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	4.000%	7/1/52	6,000	5,695
[6]	Sarasota County School Board (Master Lease Program) COP	5.250%	7/1/53	10,000	10,885
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,110	7,590
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,850	6,658
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	3,150	3,127
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,313
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,000	4,800
	St. Petersburg FL Public Utility Water Revenue	5.000%	10/1/52	3,570	3,827
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,440
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,663
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,295
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,209
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,458
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	11,356
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	651
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/45	4,735	4,944
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	253
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,206
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,641
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	558
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	506
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	800
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/47	4,155	4,550
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	5,425	5,811
[4]	Village Community Development District No. 15 Special Assessment Revenue	5.250%	5/1/54	5,000	5,168
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/49	7,500	7,778
	West Palm Beach FL Appropriations Revenue, Prere.	5.000%	10/1/26	10,655	11,102
	West Palm Beach FL Appropriations Revenue, Prere.	5.000%	10/1/26	11,000	11,462
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,589
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,309
[1]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	5,215	5,523
					880,816
Georgia (3.0%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/38	10,270	10,979
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/43	16,775	17,775
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,535
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/39	1,000	1,133
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	1,015	1,143
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/41	1,450	1,625
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/42	2,085	2,328
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/43	1,840	2,040
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	7,705	8,421
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	3,000	3,254
[11]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/27	4,473	4,619
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/38	1,000	1,004

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/40	2,000	1,966
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/41	1,000	982
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Company Plant Vogtle Project) PUT	3.375%	3/12/27	1,000	1,000
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,291
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/39	955	1,030
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	3.000%	7/1/41	1,000	819
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/42	1,000	967
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	8,810	8,491
	Columbia County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.750%	4/1/53	5,205	5,866
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/29	3,000	3,189
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/44	4,990	5,201
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,318
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,386
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,263
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,444
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,004
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,001
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	788
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,004
[3]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	1,280	1,302
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/34	7,945	7,887
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/34	6,205	6,160
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,214
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,384
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,806
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,886
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,515
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	2,370	2,266
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	3,000	2,859
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	4,000	3,184
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	7,650	5,909
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,624
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	4,929
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.250%	2/15/45	4,520	4,672
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project), Prere.	5.500%	2/15/25	10,000	10,138
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/48	1,310	1,397
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	1,335	1,341
[6]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	1,965	2,069
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	4,865	5,183
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/64	5,790	6,152
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/50	4,000	4,186
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	3,215	2,603
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	10,000	10,972
	Georgia State Road & Tollway Authority Highway Revenue	4.000%	7/15/39	14,095	14,704
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/49	7,500	5,911
	Georgia State Road & Tollway Authority Highway Revenue	3.000%	7/15/51	2,750	2,134
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	15,276
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,352
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	21,115	21,128
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	26,380	26,475
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	3,960	3,990
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	9,470	9,531
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/29	1,580	1,661
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	3,625	3,655
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	26,150	27,866
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	4,655	4,923
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	38,075	40,704

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/30	6,325	6,710
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/31	22,370	23,953
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/31	21,000	22,544
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/31	16,335	17,401
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/32	23,610	25,434
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,149
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,292
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	3,906
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/26	15,835	16,470
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,699
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	712
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/37	1,000	1,014
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts and Design Project)	4.000%	4/1/40	1,030	1,030
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,021
					533,149
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/38	780	860
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/39	800	875
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/40	650	708
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/41	780	846
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/42	975	1,055
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,050	2,109
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,601
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	799
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	2,925	2,940
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,235	1,199
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,087
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,092
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	2,820	3,097
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	110	122
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,397
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	270	300
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,448
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	650	713
					25,248
Hawaii (0.4%)
	Hawaii GO	4.000%	10/1/27	3,770	3,805
	Hawaii GO	4.000%	10/1/31	6,770	6,803
	Hawaii GO	5.000%	1/1/33	3,140	3,328
	Hawaii GO	5.000%	1/1/35	7,740	8,196
	Hawaii GO	5.000%	1/1/37	18,720	19,780
	Hawaii GO	5.000%	1/1/38	7,015	7,412
	Hawaii GO, Prere.	4.000%	10/1/25	3,770	3,814
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,886
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	2,972
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,373
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,728
	Honolulu City & County Board of Water Supply Water Revenue	3.000%	7/1/51	5,920	4,642
	Honolulu HI City & County GO	5.000%	7/1/44	1,000	1,105
	Honolulu HI City & County GO	5.000%	7/1/45	1,000	1,102
	Honolulu HI City & County GO	5.000%	7/1/46	1,000	1,099
	Honolulu HI City & County GO	5.000%	7/1/47	1,000	1,095
	Honolulu HI City & County GO	5.000%	7/1/48	1,000	1,092
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,587
	Maui County HI GO	4.000%	3/1/37	685	706
	Maui County HI GO	4.000%	3/1/38	1,500	1,540
					79,065
Idaho (0.4%)
[4]	Avimor Community Infrastructure District No. 1 Special Assessment Revenue	5.875%	9/1/53	1,000	1,041
	Boise City ID Water Renewal Water Revenue	5.000%	9/1/51	10,060	10,772
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	9/1/33	1,300	1,150
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,363
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,173
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,257
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,433
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,522

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,467
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,690	6,272
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	2,000	2,168
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/48	6,600	6,477
	Idaho Housing & Finance Association Sales Tax Revenue	4.000%	8/15/49	3,500	3,435
					65,530
Illinois (4.7%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	481
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,024
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,107
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,020
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,316
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,603
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,250	1,365
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,250	1,345
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,000	1,112
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,095	1,213
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	4,640	4,917
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	22,125	24,542
[3]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,032
[3]	Chicago Board of Education GO	0.000%	12/1/27	9,375	8,188
[3]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,812
[3,12]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,812
[13]	Chicago Board of Education GO	5.500%	12/1/30	3,640	3,825
[3]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,908
[3,12]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,809
[6]	Chicago Board of Education GO	5.000%	12/1/31	625	656
[6]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,575
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,470
	Chicago Board of Education GO	5.125%	12/1/32	1,250	1,253
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,637
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,048
[6]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,047
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,921
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,781
	Chicago Board of Education GO	5.000%	12/1/39	750	776
[4]	Chicago Board of Education GO	7.000%	12/1/46	1,815	1,948
	Chicago Board of Education GO	4.000%	12/1/47	6,500	5,673
	Chicago Board of Education GO	5.875%	12/1/47	10,000	10,965
	Chicago Board of Education GO	6.000%	12/1/49	27,500	30,370
	Chicago IL GO	5.000%	1/1/26	1,140	1,145
	Chicago IL GO	5.000%	1/1/28	1,495	1,555
	Chicago IL GO	5.000%	1/1/33	3,920	4,187
[3]	Chicago IL GO	0.000%	1/1/34	1,000	680
	Chicago IL GO	4.000%	1/1/35	2,500	2,500
	Chicago IL GO	5.500%	1/1/39	1,230	1,348
	Chicago IL GO	4.000%	1/1/40	11,457	10,875
	Chicago IL GO	5.500%	1/1/40	1,000	1,090
	Chicago IL GO	5.500%	1/1/41	4,000	4,261
	Chicago IL GO	5.500%	1/1/43	1,000	1,059
	Chicago IL GO	4.000%	1/1/49	13,632	12,028
	Chicago IL GO, Prere.	5.000%	1/1/25	1,250	1,258
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/41	1,000	1,112
[6]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,061
[6]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,975	6,496
[6]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	17,145	18,846
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,360
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,433
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,064
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,345
[6]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,611
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,017
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,119
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/40	1,700	1,895
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	12,378
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	4,500	4,500
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	12,000	12,780
	Chicago Park District GO	5.000%	1/1/41	2,285	2,462
	Chicago Park District GO	5.000%	1/1/42	1,290	1,385

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Park District GO	5.000%	1/1/43	1,450	1,551
	Chicago Park District GO	5.000%	1/1/44	1,290	1,376
	Chicago Park District GO	5.000%	1/1/45	1,140	1,209
	Chicago Park District GO	5.000%	1/1/47	1,750	1,867
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,365
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	8,972
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	17,128
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/40	1,100	1,195
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/41	1,060	1,147
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/42	1,025	1,104
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/43	1,515	1,625
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	12,781
	Cook County IL GO	5.000%	11/15/31	450	498
	Cook County IL GO	5.000%	11/15/32	295	325
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	7,295	7,961
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	8,631
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/34	3,505	3,515
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/38	4,850	4,820
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	2,990	2,925
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,350	1,302
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,027
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,086
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,047
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,721
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	4,029
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,321
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,657
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,036
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,030
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	2,023
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,535	6,340
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,014
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	2,004
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	7,790	7,746
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/42	5,000	5,178
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	213
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	3,280	3,300
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/47	27,240	25,995
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,206
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,555	2,312
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/52	10,080	10,495
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	4,800	4,273
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	711
	Illinois GO	5.000%	2/1/25	2,065	2,068
	Illinois GO	5.000%	1/1/27	3,510	3,586
	Illinois GO	5.000%	6/1/27	1,010	1,037
	Illinois GO	5.000%	9/1/27	2,000	2,103
	Illinois GO	5.000%	10/1/27	3,430	3,610
	Illinois GO	5.000%	12/1/27	500	528
	Illinois GO	5.500%	1/1/30	445	494
	Illinois GO	5.000%	5/1/30	545	577
	Illinois GO	4.000%	6/1/33	1,575	1,576
	Illinois GO	5.000%	7/1/33	2,545	2,834
	Illinois GO	4.000%	12/1/33	4,000	4,014
	Illinois GO	5.000%	3/1/34	1,000	1,097
	Illinois GO	5.000%	5/1/37	2,835	3,117
	Illinois GO	4.000%	7/1/37	7,410	7,409
	Illinois GO	5.250%	5/1/38	1,570	1,747
	Illinois GO	4.000%	3/1/39	1,550	1,539
	Illinois GO	5.250%	5/1/39	6,205	6,880
	Illinois GO	5.500%	5/1/39	1,000	1,096
	Illinois GO	4.000%	12/1/39	6,665	6,580
	Illinois GO	5.250%	5/1/40	4,555	5,030
	Illinois GO	5.250%	5/1/41	6,705	7,371
	Illinois GO	5.500%	3/1/42	3,000	3,333
	Illinois GO	5.250%	5/1/42	6,345	6,947
	Illinois GO	5.250%	5/1/43	4,430	4,831
	Illinois GO	5.125%	10/1/43	4,500	4,876
	Illinois GO	5.750%	5/1/45	3,000	3,268

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.500%	5/1/47	8,805	9,628
	Illinois GO	5.250%	5/1/48	4,000	4,349
	Illinois GO	5.000%	12/1/48	10,000	10,612
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.150%	10/1/41	720	517
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue (Harvey II & III Project) PUT	5.000%	3/1/26	8,610	8,821
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,217
	Illinois Sales Tax Revenue	5.000%	6/15/42	5,000	5,418
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,271
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/40	3,200	3,238
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	11,000	11,192
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	3,745	3,738
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,755	5,349
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,750	6,071
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	5,095	5,440
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,960	7,749
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	1,110	1,081
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	155
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	511
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,679
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,702
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	13,552
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	13,296
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,577
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	5,353
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	7,246
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	3,268
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	4,000	2,621
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	4,500	2,547
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	247
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	15,000	7,401
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	242
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,000	936
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	1,750	801
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	12,310	12,108
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	8,000	3,325
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	7,240	6,854
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	15,490	14,299
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/53	5,000	5,314
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/37	3,055	3,073
	Metropolitan Pier & Exposition Authority Project Miscellaneous Revenue	5.250%	6/15/44	5,000	4,803
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/51	11,500	3,316
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,000	2,959
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,557
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	3,205	3,597
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,085
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/39	1,765	1,897
[1]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/39	4,350	4,896
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	12,343
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,024
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,415
					830,717
Indiana (0.8%)
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/39	1,250	1,426
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/40	1,260	1,458
	Avon Community School Building Corp. Lease (Abatement) Revenue	5.500%	7/15/41	1,000	1,151
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	9,500
[2]	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/42	1,250	1,375
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,109
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	9,840	10,529
[4]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/54	10,000	10,514
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,104
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,245
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	12,846
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	8,943
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,546
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/38	1,905	1,678
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/40	1,000	1,134
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	1,000	1,109
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	690

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/44	1,000	1,063
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/47	8,115	8,977
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/43	1,000	1,180
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/48	14,130	16,435
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	8,741
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,519
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/42	1,795	1,994
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/43	2,415	2,671
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/44	2,000	2,205
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Cityway 1 Project)	5.000%	2/1/33	2,500	2,502
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,670
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,703
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,349
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,336
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/49	4,000	4,406
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	838
					136,946
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	5,000	4,857
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project)	5.000%	12/1/50	500	530
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT	4.000%	12/1/32	3,000	3,148
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Company Project) PUT	5.000%	12/1/42	1,000	1,057
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/44	1,915	2,060
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	1,105	1,170
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,141
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	4,897
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,250	3,983
					24,843
Kansas (0.1%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,069
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,037
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	4,735	4,899
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,349
					20,354
Kentucky (1.1%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	364
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	362
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/40	1,500	1,509
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,050
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	760
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,355
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	16,450	16,488
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	4,445	4,455
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	14,915	14,986
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	11,105	11,164
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/30	28,560	30,262
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/32	3,865	4,208
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/32	40,710	43,809
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.450%	7/1/34	2,010	2,404
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.750%	7/1/43	10,000	11,671
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,008
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,001
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/40	905	1,002
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/42	1,150	1,312
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/41	1,565	1,576
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/43	1,110	1,098
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/38	1,500	1,554
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,584
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	20,675	21,289
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/28	1,000	1,005
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,776
	University of Kentucky College & University Revenue	4.000%	4/1/35	5,000	5,001
	University of Kentucky College & University Revenue	4.000%	4/1/36	3,845	3,845
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	1,385	1,523
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/42	1,560	1,708
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/43	1,500	1,634

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.250%	4/1/49	4,000	4,367
					201,130
Louisiana (0.4%)
[6]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,502
[6]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,665
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,253
[6]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,305
[6]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,544
[6]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,209
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Glen Oaks Apartments Project) PUT	5.000%	11/1/25	2,523	2,561
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/27	3,715	3,853
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Loop Common Project)	4.500%	7/1/42	2,264	2,278
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	6/1/25	2,117	2,137
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,196
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	13,910
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,517
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,641
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,766
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,369
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,235
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,353
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,562
[6]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,060
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,578
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	1,530	1,533
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,803
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	965	900
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/35	470	469
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/36	1,025	1,019
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/37	1,105	1,094
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/39	745	722
					76,034
Maine (0.3%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	852
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	945
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,192
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,223
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,653
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,237
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,083
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,699
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,690
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,804
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	2,910
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	1,000	858
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,364
	University of Maine System College & University Revenue	5.500%	3/1/52	4,475	4,826
	University of Maine System College & University Revenue	5.500%	3/1/57	5,845	6,280
	University of Maine System College & University Revenue	5.500%	3/1/62	7,640	8,178
					47,794
Maryland (1.6%)
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	3,752
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,153
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	3,751
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,205
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	3,750
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,168
	Anne Arundel County MD GO	5.000%	10/1/36	5,130	5,391
	Anne Arundel County MD GO	5.000%	10/1/42	435	466
	Anne Arundel County MD GO	5.000%	10/1/42	1,690	1,809
	Anne Arundel County MD GO	5.000%	10/1/44	4,950	5,272

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,183
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	9,115	9,636
[9]	Freddie Mac Pool	3.650%	12/1/37	3,995	3,850
[9]	Freddie Mac Pool	3.600%	1/1/41	7,448	6,832
	Frederick County MD Tax Allocation Revenue (Oakdale-lake Linganore Project)	3.750%	7/1/39	1,410	1,280
	Howard County MD GO	4.000%	2/15/33	8,200	8,330
	Howard County MD GO (Consolidated Public Improvement Project)	4.000%	8/15/41	6,710	6,888
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	4,780	4,776
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	7,565	7,438
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,965	1,913
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	6,025	6,215
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,605	2,782
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,344
	Maryland Department of Transportation Intergovernmental Agreement Revenue	4.000%	12/1/32	3,650	3,691
	Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	1,700	1,434
	Maryland GO	5.000%	8/1/26	5,000	5,210
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/28	1,295	1,379
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,182
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,000	2,081
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	315
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,191
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	152
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	3,405	3,437
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/39	3,435	3,440
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	5,985	5,549
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,545	1,603
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	3,010	2,832
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	2,640	2,783
[4,8]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.150%	7/1/41	14,045	14,045
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,489
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,050
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,799
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,122
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,523
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,017
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction and Revitalization Program)	5.000%	5/1/50	3,000	3,382
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,390
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,793
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,284
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,559
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,446
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	10,685	8,615
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	20,690	22,010
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,152
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,326
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	4.000%	7/1/49	3,265	3,264
	Prince George's County MD COP	5.000%	10/1/43	15,780	16,523
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,161
	Prince George's County MD GO	5.000%	7/15/39	2,805	2,977
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,587
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	15,005
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	10,630	10,831
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/42	1,065	1,085
					276,898
Massachusetts (4.1%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,356
	Ashland MA GO	3.000%	8/1/52	3,500	2,790
	Attleboro MA GO	2.625%	10/15/50	3,335	2,328
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	12,617
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	7,674
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,816
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,485
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	14,653
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,311
	Commonwealth of Massachusetts GO	4.000%	2/1/40	3,000	3,066
	Commonwealth of Massachusetts GO	5.000%	1/1/42	3,810	4,282
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	4,028
	Commonwealth of Massachusetts GO	5.000%	3/1/43	2,150	2,409

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	11/1/43	675	745
	Commonwealth of Massachusetts GO	5.250%	1/1/44	5,405	5,776
	Commonwealth of Massachusetts GO	5.000%	5/1/44	2,800	3,099
	Commonwealth of Massachusetts GO	5.000%	11/1/45	2,015	2,207
	Commonwealth of Massachusetts GO	5.000%	5/1/47	4,100	4,314
	Commonwealth of Massachusetts GO	3.000%	4/1/48	12,500	10,016
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	7,816
	Commonwealth of Massachusetts GO	5.000%	5/1/49	7,000	7,667
	Commonwealth of Massachusetts GO	5.000%	11/1/49	5,000	5,403
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	9,704
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,419
	Commonwealth of Massachusetts GO	5.000%	9/1/50	4,500	4,813
	Commonwealth of Massachusetts GO	5.000%	11/1/50	6,810	7,235
	Commonwealth of Massachusetts GO	2.125%	4/1/51	6,500	4,043
	Commonwealth of Massachusetts GO	5.000%	9/1/51	13,755	14,696
	Commonwealth of Massachusetts GO	5.000%	11/1/52	5,265	5,668
	Commonwealth of Massachusetts GO	5.000%	5/1/53	17,500	18,879
	Commonwealth of Massachusetts GO	5.000%	10/1/53	11,500	12,442
	Commonwealth of Massachusetts GO	5.000%	1/1/54	11,925	12,885
	Commonwealth of Massachusetts GO	5.000%	5/1/54	18,000	19,491
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	7,610
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	11,000	11,417
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	15,290	16,064
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	27,050	28,889
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	16,000	17,270
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	5,500	5,975
	Harvard MA GO	3.000%	8/15/36	1,260	1,185
	Harvard MA GO	3.000%	8/15/37	1,210	1,128
	Hingham MA GO	3.000%	2/15/36	810	766
	Leominster MA GO	3.000%	3/1/52	1,250	979
	Lowell MA GO	2.000%	9/1/38	1,340	1,029
	Lowell MA GO	4.000%	8/1/39	1,645	1,696
	Lowell MA GO	2.000%	9/1/39	1,445	1,088
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,394
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,920	7,052
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,139
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,475
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,128
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,196
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	12,000	12,562
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	5,000	5,564
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/46	5,560	6,163
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/47	7,750	8,561
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,795	8,562
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	6,075	6,703
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,250	1,281
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	2,200	2,253
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,000	1,024
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/35	4,300	4,136
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,060	1,084
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,010	1,031
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	7,425	9,031
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	4,887
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,048
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	725	727
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,153
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/48	7,000	7,234
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	1,000	1,089
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	895	763
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,000	5,913
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	1,000	1,011
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,900	7,028
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	827
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,433
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	4,854
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	44
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	49
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	7,500	7,574
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	49

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,685	1,715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	7,500	6,699
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	2,000	1,828
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	14,020	13,806
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	9,850	10,570
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	9,275	9,307
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,009
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	5,000	5,022
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	1,000	1,001
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,740	1,686
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	6,374
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,628
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	13,490
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,521
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	6,595	7,260
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	11,500	12,164
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	7,866
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	13,565	14,392
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,051
	Milford MA GO	2.250%	12/1/44	2,000	1,403
	Milford MA GO	2.125%	12/1/48	5,000	3,204
	Milford MA GO	2.500%	12/1/51	3,000	2,009
	New Bedford MA GO	4.000%	9/1/52	3,420	3,343
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	5,129
	Revere MA GO	4.000%	8/1/47	5,000	4,936
[6]	Springfield MA GO	3.000%	3/1/33	1,080	1,038
	Springfield MA GO	3.250%	3/1/47	7,795	6,703
	Springfield MA GO	3.250%	3/1/52	9,815	8,132
	Swampscott MA GO	3.000%	3/1/52	2,855	2,228
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,480
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,241
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,467
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	2,825	2,982
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	41,605	44,267
	Waltham MA GO	2.500%	10/15/50	5,000	3,444
	Weymouth MA GO	2.000%	9/15/41	1,180	838
	Weymouth MA GO	2.000%	9/15/45	3,000	1,962
	Weymouth MA GO	2.250%	9/15/50	4,420	2,802
[6]	Worcester MA GO	3.000%	2/1/36	6,795	6,330
[6]	Worcester MA GO	3.000%	2/1/37	3,690	3,406
	Worcester MA GO	2.000%	2/1/41	7,400	5,414
	Worcester MA GO	2.000%	2/1/42	7,465	5,353
					728,795
Michigan (2.2%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	5,675
	Ann Arbor School District GO	3.000%	5/1/33	6,150	5,753
	Ann Arbor School District GO	3.000%	5/1/35	6,525	5,934
	Bloomfield Hills School District GO	5.000%	5/1/48	1,250	1,336
	Bloomfield Hills School District GO	5.000%	5/1/50	1,000	1,070
[6]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,318
[14]	East Lansing School District GO	5.000%	5/1/39	1,000	1,040
[14]	East Lansing School District GO	5.000%	5/1/42	2,000	2,072
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,130
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,092
[9]	Freddie Mac Pool	4.350%	4/1/41	4,495	4,431
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/43	5,000	5,204
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/48	5,000	5,161
[6]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,080
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	1,450	1,607
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,647
[14]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,069
[14]	Jackson MI Public Schools GO	5.000%	5/1/48	5,000	5,140
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,103
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,073
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,083
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	7,330	7,368
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	651
[14]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,048

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,042
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	2,000	2,112
	Lansing Community College GO	3.000%	5/1/49	3,755	2,930
[6]	Lapeer Community Schools GO	5.250%	5/1/46	4,700	5,129
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/42	8,360	8,636
	Michigan (Environmental Program) GO	4.000%	5/1/29	10,000	10,161
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	6,196
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	4,741
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	933
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	904
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,116
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,063
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,364
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,199
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,343
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,463
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	9,290	9,300
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/42	1,200	1,188
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,000	11,441
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	18,770	17,848
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	2/28/54	1,625	1,594
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	2/28/57	1,275	1,406
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,040
[8]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	4.460%	12/1/39	7,500	7,501
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	5,000	4,625
[1]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	6,000	5,578
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/43	6,000	6,227
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/24	13,195	13,213
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,510	1,643
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,665
	Michigan Finance Authority Water Revenue	5.000%	10/1/42	5,330	5,971
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	507
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,320
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,058
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,134
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	6,105	6,609
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/39	650	733
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/40	875	980
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program) TOB	5.000%	10/15/42	1,350	1,497
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/39	1,885	1,929
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/41	2,235	2,245
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	13,310	10,278
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/59	10,350	11,410
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	918
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,135	2,211
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/54	8,295	8,870
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/54	11,890	12,935
	Michigan State University College & University Revenue	5.000%	2/15/48	1,390	1,454
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	5,592
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,229
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,213
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,174
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	1,500	1,541
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	3,360	3,801
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,275	4,815
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	3,875	4,339
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,995	3,449
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,083
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	3,030
	Oakland University College & University Revenue	5.000%	3/1/43	3,700	3,984
	Rochester Community School District GO	3.000%	5/1/33	1,000	925
[14]	Rockford Public Schools GO	5.000%	5/1/49	5,710	6,123
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,747
[14]	Saginaw City School District GO	4.000%	5/1/44	4,000	3,993
	Southfield MI GO	3.000%	5/1/33	1,000	925
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,118
[6]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	327
[6]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	420

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	353
[6]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,132
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	3,786
[14]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	3,809
					394,653
Minnesota (1.4%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,812
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/48	1,600	1,630
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,210
[9]	Freddie Mac Pool	3.100%	2/1/40	5,851	5,248
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,993
	Hennepin County MN GO	5.000%	12/15/34	5,000	5,392
	Hennepin County MN GO	5.000%	12/15/38	6,000	6,430
	Mankato Independent School District No. 77 GO	4.000%	2/1/41	7,200	7,271
	Metropolitan Council GO	4.000%	3/1/40	6,025	6,201
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,386
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	9,375	9,956
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,742
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	2,000	2,218
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/43	2,715	2,988
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/44	2,000	2,187
	Minnesota GO	5.000%	8/1/37	6,000	6,694
	Minnesota GO	4.000%	9/1/37	11,540	12,043
	Minnesota GO	4.000%	8/1/41	2,200	2,261
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	504
	Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/27	1,000	1,041
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,950
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,438
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	10,000	6,775
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/52	6,580	6,488
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,200	2,346
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/53	990	1,069
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/54	1,740	1,900
[2]	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/55	4,760	5,340
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/55	12,025	13,623
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	8,045	8,118
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,038
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,089
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,128
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	387
	Osseo Independent School District No. 279 GO	4.000%	2/1/39	19,550	19,986
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,805
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/38	18,785	19,469
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/42	23,050	23,377
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,052
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,265
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,805
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,795
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	2,978
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/43	2,345	2,338
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,184
	St. Paul Independent School District No. 625 GO	4.000%	2/1/38	1,000	1,034
	St. Paul Independent School District No. 625 Lease Revenue COP	2.000%	2/1/32	3,530	3,051
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,000	1,033
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,430	3,150
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,876
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,372
					247,466
Mississippi (0.1%)
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,023
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/44	1,600	1,779
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/53	8,450	9,195
					12,997
Missouri (1.5%)
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Appropriations Revenue	5.000%	10/1/44	2,000	2,117
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,751
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,030
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,184
[6]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,220

Vanguard® Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Independence MO School District GO	3.250%	3/1/40	1,000	905
Independence MO School District GO	3.250%	3/1/41	1,000	895
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/28	1,000	1,004
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,221
Kansas City MO GO	4.000%	2/1/36	3,460	3,603
Kansas City MO GO	4.000%	2/1/37	1,000	1,036
Kansas City MO GO	4.000%	2/1/39	2,145	2,203
Kansas City MO GO	4.000%	2/1/42	1,795	1,809
Kansas City MO GO	4.000%	2/1/43	1,350	1,354
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,612
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,552
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/39	730	821
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/40	1,500	1,680
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	1,590	1,598
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/42	1,500	1,666
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/43	2,420	2,420
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/43	1,525	1,686
Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/44	1,000	1,101
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,786
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	6,980
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/34	2,660	3,001
Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/44	5,010	5,366
Kansas City MO Water Revenue	5.000%	12/1/40	1,500	1,686
Kansas City MO Water Revenue	5.000%	12/1/41	2,600	2,909
Kansas City MO Water Revenue	5.000%	12/1/48	2,000	2,182
Little Blue Valley Sewer District Sewer Revenue	4.000%	9/1/32	3,370	3,431
Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/35	3,705	3,362
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,415
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,021
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,380
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	6,855
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,228
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,121
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,374
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,756
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,806
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	1/1/39	4,945	4,935
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,935
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,159
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	2,801
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,536
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/48	3,965	4,424
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	891
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/52	3,160	3,378
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	5,794
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	20,800	20,019
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	7,743
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	11,000	11,112
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.550%	11/1/50	2,000	1,388
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/50	1,410	1,393
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/51	1,350	1,325
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	2.400%	11/1/51	2,560	1,720
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.000%	5/1/52	975	950
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/52	6,905	6,812
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/53	4,235	4,378
Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	5,965
Pattonville R-3 School District GO	5.250%	3/1/41	1,150	1,267
Pattonville R-3 School District GO	5.250%	3/1/42	1,000	1,100
Republic School District No. R-3 GO	4.000%	3/1/43	1,500	1,506
Republic School District No. R-3 GO (City of Sherman Project)	4.000%	3/1/42	3,075	3,100
Springfield School District No. R-12 GO	4.000%	3/1/41	3,090	3,131
St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,666
St. Louis County Industrial Development Authority Local or Guaranteed Housing Revenue	4.910%	1/1/42	1,250	1,318

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,849
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,563
[6]	St. Louis MO Port, Airport & Marina Revenue	5.250%	7/1/49	5,000	5,537
[6]	St. Louis MO Port, Airport & Marina Revenue	5.250%	7/1/54	5,000	5,521
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,197
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,272
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	952
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/25	1,070	1,032
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/26	1,185	1,101
[4,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/29	1,000	825
[6]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/49	9,500	9,840
[6]	St. Louis School District GO	5.000%	4/1/40	6,670	7,336
[6]	St. Louis School District GO	5.000%	4/1/41	10,100	11,053
					261,951
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corporation Colstrip Project)	3.875%	10/1/32	2,100	2,097
	Forsyth MT Industrial Revenue	3.875%	7/1/28	1,660	1,677
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,711
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	923
[11]	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,462
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	650
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/36	2,820	2,875
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,385
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,120	1,139
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	1,200	1,216
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,245	1,218
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,411
	Montana State Board of Regents College & University Revenue	3.000%	11/15/43	1,020	831
					19,595
Multiple States (0.6%)
[4,9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,950	4,532
[8,9]	Freddie Mac Multifamily Certificates	4.520%	8/25/41	12,179	12,770
[8,9]	Freddie Mac Multifamily Certificates	2.990%	4/25/43	7,959	6,946
[9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	8,253	7,981
[9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/36	6,206	5,722
[9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/37	4,951	4,130
[4,9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/38	9,906	9,546
[9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.001%	1/25/40	9,403	9,443
[9]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	4.411%	8/25/40	6,974	7,203
[4,9]	Freddie Mac Structured Pass-Through Certificates	4.563%	4/25/42	7,499	8,045
[9]	Freddie Mac Structured Pass-Through Certificates Local or Guaranteed Housing Revenue	4.544%	10/25/40	19,979	21,104
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	4.060%	8/1/24	2,300	2,300
					99,722
Nebraska (0.7%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	1,000	1,026
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,288
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,312
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/29	38,260	40,416
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/29	2,490	2,614
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	18,440	18,474
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,360
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,042
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,081
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,038
	Gretna Public Schools GO	3.000%	12/15/46	1,000	816
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,765	1,784
	Madison County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,543
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/52	1,000	968
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	438
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	384
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	203
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	127
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	101
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,063
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	1,000	1,040
[6]	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	7,975	7,794
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	19,660	21,469
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	8,190	9,010

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,250	6,062
	University of Nebraska Facilities Corp. College & University Revenue	3.000%	7/15/59	1,000	734
					127,187
Nevada (0.6%)
	Clark County NV GO	5.000%	5/1/48	10,000	10,367
	Clark County NV Sales & Excise Sales Tax Revenue (Streets & Highway Project)	4.000%	7/1/42	8,600	8,701
	Clark County School District GO	3.000%	6/15/37	3,500	3,111
	Clark County School District GO	3.000%	6/15/39	3,575	3,052
	Clark County School District GO	3.000%	6/15/41	3,000	2,475
	Clark NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/26	200	199
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	15,641
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	446
	Las Vegas NV GO	4.000%	9/1/32	8,860	8,941
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,271
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	2,962
	Las Vegas Valley Water District GO	4.000%	6/1/37	2,000	2,077
	Las Vegas Valley Water District GO	4.000%	6/1/38	1,670	1,728
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,204
	Las Vegas Valley Water District GO	4.000%	6/1/39	5,035	5,169
	Las Vegas Valley Water District GO	4.000%	6/1/43	8,075	8,147
	Las Vegas Valley Water District GO	4.000%	6/1/44	9,890	9,910
	Las Vegas Valley Water District GO	4.000%	6/1/51	5,805	5,633
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/41	3,120	3,148
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,765
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,352
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,014
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,287
	Washoe County NV GO	4.000%	6/1/40	4,000	4,037
					112,637
New Hampshire (0.4%)
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/33	2,500	2,562
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/38	1,000	1,039
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,730
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	7,525	7,487
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/38	7,911	7,599
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/39	7,992	7,478
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/41	3,488	3,430
[2]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.163%	10/20/41	8,625	8,341
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/33	4,230	4,371
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	507
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	499
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,187
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	9,766
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,190
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	903
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	824
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	713
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,020
					63,646
New Jersey (2.6%)
[6]	Clifton Board of Education GO	2.125%	8/15/43	5,000	3,350
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,097
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,266
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	843
	Essex County NJ GO	2.000%	9/1/46	3,900	2,500
	Hudson County NJ GO	3.000%	11/15/31	5,000	4,872
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,529
[6]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,307
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,819
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	17,723
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,206
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	127
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	182
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	897
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	492
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,527
[6]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/31	1,760	1,829

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	4.000%	6/1/32	1,850	1,873
[4]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,089
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,500	1,705
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,000	1,154
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,145
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,747
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	351
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,340
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,171
	New Jersey GO	2.000%	6/1/33	15,000	12,324
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	5,918
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,153
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,061
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,435	1,520
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,582
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,155
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	302
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	160
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	250
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,855	3,938
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	190
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,415	5,828
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,285	2,952
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	2,910	2,875
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	4,670	4,828
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	6,570	7,191
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,955
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,724
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,472
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,023
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,626
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,187
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	7,000	5,361
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,481
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,545
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,249
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,790
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,310
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,100
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/36	1,395	1,416
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,621
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,854
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,689
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,675
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	1,026
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	4,036
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/30	1,000	1,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	3,745	3,994
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	2,310	2,462
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	4,120	4,160
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,260	1,380
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,000	7,353
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	4,290	4,646
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	20,429
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	4,315	4,727
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,288
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,329
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,363
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	5,000	5,027
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	15,300	15,013
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,750	3,984
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,153
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,671
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,785
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,459
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	685

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,685
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	8,000	4,340
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	12,552
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,125
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,498
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,459
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	5,740	5,983
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	5,000	5,522
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	4,500	4,953
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,596
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	17,191
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,000	1,049
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	1,992
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,250	1,306
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	33,142
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,140	8,185
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	2,250	2,330
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,472
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,459
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,445
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,425
					461,137
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,584
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,713
	Farmington NM Electric Power & Light Revenue (Public Service Company of New Mexico San Jaun Project) PUT	3.875%	6/1/29	1,440	1,459
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	430	436
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/29	1,695	1,718
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,614
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,787
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	9,978
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,767
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	3,610	3,396
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/25	12,010	12,234
[2]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	6.000%	3/1/55	8,500	9,365
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	3.000%	3/1/53	4,465	4,342
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	38,065	38,431
[6]	University of New Mexico College & University Revenue	5.500%	6/1/53	2,700	3,002
[4]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,593
					100,419
New York (15.1%)
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	1,055	401
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	1,000	1,024
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,375	2,408
[9]	Freddie Mac Pool	4.400%	10/1/40	8,900	9,448
[9]	Freddie Mac Pool	4.350%	4/1/41	4,425	4,362
[6]	Hempstead NY GO	4.000%	4/1/27	6,850	6,892
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,117
	Ithaca NY BAN GO	4.000%	2/14/25	4,015	4,021
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,127
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,214
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	1,000	1,124
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	2,000	2,177
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	980	929
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,050
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	19,401
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	3,000	3,144
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	5,739
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,528
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,816
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,019
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,061
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,190
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,837
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,028
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,038

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	3,895	3,907
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	13,745	13,731
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	993
[6]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,872
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	16,085	15,974
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	3,000	2,958
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	5,200	5,127
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	12,000	12,765
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	7,000	6,864
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	12,045	11,761
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,900	2,014
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	1,590	1,560
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/47	10,000	10,812
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/47	4,675	5,263
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	11,535	11,208
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/49	14,185	15,566
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,000	3,836
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	13,000	12,459
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	3,500	3,659
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	3,000	2,868
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,365	3,209
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	12,545
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	19,000	18,561
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	3,000	3,264
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/46	3,640	3,324
[6]	Nassau County NY GO	5.000%	7/1/32	2,740	2,925
	Nassau County NY GO	4.000%	4/1/51	5,825	5,803
	Nassau County NY GO	4.000%	4/1/53	5,000	4,941
	Nassau County NY GO	4.000%	4/1/54	10,000	9,857
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,451
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,190	3,354
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/45	5,710	4,171
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,629
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,810
[11]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,398
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	4,066
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.800%	2/1/53	10,000	10,121
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	783
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	3,000	3,009
[11]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/28	3,000	3,016
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/28	1,650	1,670
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/28	1,595	1,605
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/37	1,710	1,550
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/46	1,670	1,338
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,818
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,965	2,905
[6]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,627
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	10,000	10,501
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	2,500	2,604
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/39	1,295	1,319
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,249
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	6,400	6,785
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	5,000	5,230
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	15,000	13,581
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,605	5,598
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	16,185	16,122
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	15,580	12,813
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	5,000	4,924
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	19,685
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	12,500	12,425
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,585
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	7,500	7,437
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	31,425	35,130
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	7,912
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	17,465	18,556
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,500	3,688
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,750	1,364

Vanguard® Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	4,470	4,734
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	5,000	3,867
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	19,000	18,376
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/51	11,305	12,052
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	21,360	20,645
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	14,600	15,616
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	18,400	20,192
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,623
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,358
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,455
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,205
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,500	4,700
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	17,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,695	1,945
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	16,657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,362
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	10,964
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,086
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	22,780	22,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,847
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,400
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	7,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,145
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	27,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	10,000	11,273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,529
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,470	1,692
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,500	3,564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,588
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,250	4,323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,778
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,945	6,804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	9,785	9,899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,000	2,022
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,512
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,053
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	9,930	10,051
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,129
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	11,825	11,887
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,026
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,023
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	5,000	5,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	7,245	6,266
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	1,000	1,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	4,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	3,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	700	698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,000	2,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,140	2,408
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	3,390	3,490
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	8,000	7,916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	10,000	10,997
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,395	1,538
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	1,295	1,054
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	8,000	7,890
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	14,000	14,479
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	15,000	17,016

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,468
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	2,000	2,179
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	7,030	7,584
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	5,000	3,985
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	7,917
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/48	5,000	3,378
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	4,500	4,410
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	10,000	9,791
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	13,000	10,078
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	12,000	11,652
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/15/36	9,985	10,408
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,500	1,709
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	5,020	5,766
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	4,105	4,647
	New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/40	1,000	1,172
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	1,250	1,412
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,250	1,409
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	1,710	1,937
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/43	8,000	8,915
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	2/1/44	9,250	10,263
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	3/15/44	5,000	5,361
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/44	5,000	5,560
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/46	11,000	12,131
	New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/47	3,335	3,662
	New York City Transitional Finance Authority Income Tax Revenue	5.250%	2/1/53	10,300	11,433
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	2,850	1,391
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,954
[4]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,365	3,365
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,631
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	13,945	11,187
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,700	4,471
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,112
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	2,000	2,005
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	13,230	12,135
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	15,575	14,241
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	16,120	14,523
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,286
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	11,830	8,997
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	17,000	12,648
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	5,000	3,779
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	2,575	1,987
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	8,250	6,198
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	7,000	5,292
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	9,345	10,853
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/36	2,000	1,604
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/48	2,865	2,958
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,470	2,389
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,400	1,382
	New York NY GO	5.000%	8/1/32	3,000	3,086
	New York NY GO	5.000%	4/1/34	7,000	7,410
	New York NY GO	5.000%	12/1/34	16,310	16,841
	New York NY GO	3.000%	3/1/35	7,000	6,542
	New York NY GO	5.000%	10/1/35	5,020	5,263
	New York NY GO	5.000%	12/1/35	2,100	2,238
	New York NY GO	4.000%	8/1/36	2,635	2,709
	New York NY GO	5.000%	3/1/37	3,070	3,341
	New York NY GO	5.000%	3/1/37	1,175	1,295
	New York NY GO	4.000%	8/1/37	3,000	3,078
	New York NY GO	5.000%	8/1/37	8,600	8,829
	New York NY GO	4.000%	10/1/37	5,840	5,881
	New York NY GO	5.000%	10/1/37	5,000	5,232
	New York NY GO	4.000%	3/1/38	6,950	7,082
	New York NY GO	5.000%	3/1/38	3,305	3,598
	New York NY GO	5.000%	8/1/38	6,500	6,667
	New York NY GO	5.000%	8/1/38	5,430	5,934
	New York NY GO	5.000%	8/1/38	1,000	1,133
	New York NY GO	5.000%	10/1/38	2,045	2,203
	New York NY GO	5.000%	12/1/38	14,545	14,979
	New York NY GO	4.000%	8/1/39	970	979
	New York NY GO	4.000%	8/1/39	7,950	8,038

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/39	2,500	2,829
	New York NY GO	4.000%	3/1/40	2,000	2,009
	New York NY GO	4.000%	3/1/40	7,185	7,229
	New York NY GO	4.000%	8/1/40	11,650	11,606
	New York NY GO	4.000%	8/1/40	1,795	1,802
	New York NY GO	5.000%	8/1/40	1,000	1,127
	New York NY GO	5.250%	10/1/40	2,075	2,354
	New York NY GO	4.000%	3/1/41	14,370	14,378
	New York NY GO	4.000%	4/1/41	12,285	12,292
	New York NY GO	5.000%	8/1/41	2,000	2,241
	New York NY GO	5.250%	10/1/41	2,345	2,648
	New York NY GO	4.000%	4/1/42	3,500	3,488
	New York NY GO	4.000%	4/1/42	16,085	16,028
	New York NY GO	5.000%	8/1/42	1,000	1,115
	New York NY GO	5.000%	4/1/43	6,720	6,984
	New York NY GO	5.000%	8/1/43	3,000	3,328
	New York NY GO	5.500%	5/1/44	2,930	3,306
	New York NY GO	5.000%	8/1/44	6,000	6,628
	New York NY GO	3.500%	4/1/46	3,110	2,758
	New York NY GO	5.000%	4/1/50	10,000	10,907
	New York NY GO	5.250%	3/1/53	9,000	9,966
	New York NY GO	5.250%	4/1/54	8,260	9,146
[7]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	1,000	1,013
[6]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.250%	11/15/40	1,000	1,170
[6]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.250%	11/15/42	1,000	1,158
[6]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/63	9,200	10,073
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/40	500	553
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,519
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,725
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	77
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	1,700	1,690
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,071
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,375
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	11,150	13,186
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,345	13,400
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	9,000	9,444
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,067
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/50	6,500	7,694
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,207
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,197
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,975	2,035
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	2,000	2,210
[6]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/48	7,330	5,886
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,676
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,000	7,409
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,561
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	7,654
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	10,454
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,046
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,838
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,278
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,725
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	5,000	5,178
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,329
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,140
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,010	4,079
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	4,000	3,506
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,783
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	1,120	1,130
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,295
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	9,635
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	1,000	1,059
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,101
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	2,575	2,580
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	21,600	21,641
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	2,040	2,287
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	6,000	5,982
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/43	2,505	2,792
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	2,085	2,316
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	4,650	5,123

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	11,650	11,334
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	4,857
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	10,000	7,773
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	5,000	3,896
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,000	3,859
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	10,000	8,691
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	5,465	5,126
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	2,685	3,077
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	5,000	5,424
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	8,000	8,621
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,075	2,077
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	4,500	4,876
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/32	5,010	5,193
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/33	3,000	3,109
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/42	7,110	7,673
[6]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.250%	10/1/50	9,200	9,982
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	185	189
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	7,500	7,477
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	10,351
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,000	6,333
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,016
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,301
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,268
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	23,450
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	18,639
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,000	2,096
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	3,000	3,139
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	2,000	2,087
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/56	5,000	5,414
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	5,000	5,191
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,512
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,164
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/53	15,000	16,820
[11]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,728
[11]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,403
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,121
[11]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	15,000	15,052
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/29	6,000	6,000
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	5,205	5,237
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	3,350	3,350
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	6,790	6,746
	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	1,210	1,356
	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	1,005	1,121
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,560	4,456
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	1,125	885
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	4,355
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	7,169
[6]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,563
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	3,750	3,629
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/46	3,150	3,089
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	9,776
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	3,751
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,360
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,318
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,308
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,449
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	3,985	4,077
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	11,500	11,633
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	12,773
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,791
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	11,071
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	10,627
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	13,940	13,982
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	8,070	6,439
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,360
	New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/42	7,000	7,850

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	2,983
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	19,100	15,014
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	4,124
[6]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/51	5,435	3,849
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,179
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,044
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,260
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,819
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,074
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,088
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,820
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	4,745	5,196
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	1,000	1,101
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,765	3,005
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,555	3,863
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	1,000	1,093
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,202
	Suffolk Regional Off-Track Betting Co. Casinos Revenue	5.000%	12/1/34	2,500	2,607
	Suffolk Regional Off-Track Betting Co. Revenue CP	5.750%	12/1/44	3,500	3,658
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,540	1,527
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	5,000	5,567
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,331
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	13,000	13,546
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	5,000	5,202
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/45	4,000	4,398
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	7,395	7,683
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,880	8,531
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/48	2,275	2,475
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,102
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,756
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,170	9,766
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	26,265	29,223
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,920	3,395
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	1,140	1,315
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	4,160	4,748
[6]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	1,500	1,165
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	1,000	987
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,530
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	17,000	16,922
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/57	10,000	10,899
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	2,500	2,493
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/59	8,415	9,196
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,431
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	37,500	41,148
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/64	10,000	10,847
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,723
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,226
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	19,388
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	1,820	2,107
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,000	3,007
[6]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	1,925	2,035
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/52	2,085	2,364
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/56	4,000	3,606
[6]	Yonkers NY GO	5.000%	3/15/37	1,000	1,119
					2,681,698
North Carolina (1.2%)
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,144
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	1,872
	Cabarrus County NC Intergovernmental Agreement Revenue	5.000%	6/1/28	1,280	1,348
	Cabarrus County NC Intergovernmental Agreement Revenue	4.000%	6/1/34	1,000	1,011
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/40	570	581
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/41	1,050	1,066
	Catawba County NC Intergovernmental Agreement Revenue	4.000%	4/1/43	400	403
	Charlotte NC (Transit Projects) COP	3.000%	6/1/37	1,665	1,528
	Charlotte NC (Transit Projects) COP	3.000%	6/1/38	3,505	3,162
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,531
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/42	3,455	3,860
	Charlotte NC Airport Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	4,047

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,634
	Charlotte NC COP (Transit Projects)	3.000%	6/1/36	1,580	1,466
	Charlotte NC GO	2.000%	6/1/40	1,875	1,357
	Charlotte NC GO	2.000%	6/1/41	1,625	1,151
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	9,976
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	2,645	2,999
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/54	25,000	27,663
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,609
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/39	3,385	3,494
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/41	2,500	2,530
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/27	9,710	9,906
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	442
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	710
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	545
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/48	2,450	2,642
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/52	2,500	2,681
	North Carolina Appropriations Revenue	5.000%	5/1/29	1,875	1,973
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,375
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,434
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,071
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,545
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,124
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	7/1/40	4,615	3,405
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	955	955
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,555	2,537
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,910	5,240
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	10/1/28	525	524
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.250%	10/1/28	350	352
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,068
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	750	786
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	3,685	3,506
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/49	750	776
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	2,856
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,199
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,443
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.125%	10/1/54	2,000	2,072
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	7,000	6,656
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/48	3,000	2,616
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,403
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,397
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,106
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,100
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	8,091
[6]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	10,015
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,265
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/26	4,880	5,006
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	12/1/33	3,000	3,009
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/41	750	776
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/42	625	642
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/26	2,305	2,371
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,778
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/27	6,670	6,901
	Wilson NC Special Obligation Revenue	4.000%	10/1/41	2,450	2,489
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,547
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,896
					216,663
North Dakota (0.3%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/27	3,340	3,360
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,120	1,055
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,401
[6]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,864
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/53	3,705	3,709
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/54	1,960	2,141
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/54	5,200	5,657
[6]	University of North Dakota COP	4.000%	6/1/51	2,600	2,483
[6]	University of North Dakota COP	2.500%	6/1/54	5,000	3,139
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	3,722
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,145

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,194
					44,870
Ohio (2.7%)
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,268
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,775
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,626
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,029
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/36	2,560	2,694
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/38	9,000	10,163
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/39	5,500	6,165
	Athens City School District GO	3.250%	12/1/48	2,775	2,245
	Beachwood City School District GO	5.000%	12/1/48	7,650	8,104
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,186
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,055
[1]	Brunswick City School District GO	5.250%	12/1/53	4,200	4,519
[1]	Brunswick City School District GO	5.500%	12/1/60	4,305	4,688
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,070
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,504
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	18,130	13,912
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	20,715	19,295
	Cleveland OH GO	5.000%	12/1/51	2,000	2,136
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	442
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	686
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	533
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	459
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	726
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/39	7,500	7,500
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,512
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	3,692
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/47	2,500	2,697
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.500%	8/1/52	2,500	2,676
	Columbus City School District GO	5.000%	12/1/42	8,000	8,219
	Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,028
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	10,100
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,000	8,173
	Franklin City School District GO	3.000%	11/1/57	5,205	3,827
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	2,250	2,241
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,247
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,525	11,541
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	4,500	4,298
[9]	Freddie Mac Pool	3.700%	9/1/38	1,625	1,563
[9]	Freddie Mac Pool	3.350%	10/1/38	5,000	4,813
[9]	Freddie Mac Pool	3.450%	7/1/40	9,956	9,409
[9]	Freddie Mac Pool	3.900%	7/1/40	5,791	5,760
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,733
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	928
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	920
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	1,140	937
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	543
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	326
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,713
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	1,000	1,053
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,586
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	870
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,880
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,001
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	2,000	2,088
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,095
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/42	2,500	2,562
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,245	1,173
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,750	5,750
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	3,000	3,501
	Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,316
	Kings Local School District GO	5.500%	12/1/62	8,990	9,821
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,769
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	10,650	10,885

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	988
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	755
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,500	1,560
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	176
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	402
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	186
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	201
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	7,655	7,177
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,540	1,178
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	5,000	4,835
	North Ridgeville City School District GO	5.500%	12/1/57	3,090	3,285
	North Royalton City School District GO	4.000%	12/1/32	600	603
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,359
	Ohio GO	5.000%	2/1/32	5,000	5,145
	Ohio GO	5.000%	2/1/34	3,540	3,639
	Ohio GO	5.000%	2/1/36	9,885	10,146
	Ohio GO	5.000%	3/1/39	10,000	10,340
	Ohio GO	3.000%	6/15/39	2,500	2,218
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	1,000
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/40	1,455	1,425
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,393
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,471
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	11,592
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2021 Project)	3.000%	11/1/50	2,500	1,887
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University 2023 Project)	5.000%	11/1/53	3,000	3,224
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/47	2,000	1,850
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	3,625	3,312
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/34	3,160	3,110
	Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/39	1,840	1,774
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,428
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	10,475	10,299
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,900	5,381
[2]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/55	4,275	4,725
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/52	1,550	1,520
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/55	6,335	6,942
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,207
	Ohio State University College & University Revenue	4.000%	12/1/39	4,270	4,403
	Ohio State University College & University Revenue	4.000%	12/1/41	1,175	1,194
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	3,077
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	7,801
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	20,136
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,305
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/43	1,385	1,441
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/44	4,450	4,735
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	10,000	10,557
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,000	1,091
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	12,265	13,052
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/63	2,495	2,614
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	5.750%	12/1/53	1,100	1,191
	Summit County Development Finance Authority Auto Parking Revenue (University Of Akron Parking Project)	6.000%	12/1/58	1,615	1,775
	Union County OH GO	5.000%	12/1/47	2,500	2,563
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,056
	Wickliffe City School District GO	3.250%	12/1/56	10,355	8,046
	Worthington City School District GO	5.000%	12/1/48	5,000	5,429
	Worthington City School District GO	5.500%	12/1/54	4,000	4,461
					484,686
Oklahoma (0.6%)
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/38	1,700	1,917
[1]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/41	1,000	1,107
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	3,725
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,066
	Oklahoma City Water Utilities Trust Water Revenue	5.250%	7/1/64	8,000	8,773
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/42	1,500	1,651
[1]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/43	2,500	2,742

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma County Finance Authority Revenue	5.875%	12/1/47	3,000	2,337
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	9,870	10,066
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	5,525	5,680
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/33	2,515	2,876
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,033
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	671
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	980
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	609
[6]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	510
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	382
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	803
	Oklahoma State University College & University Revenue	3.000%	9/1/40	500	420
	Oklahoma State University College & University Revenue	3.000%	9/1/41	500	416
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,021
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	31,695	35,009
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.000%	10/1/43	2,195	2,402
	Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	815
	Oklahoma Water Resources Board Water Revenue (Drinking Water Program)	4.000%	4/1/48	5,080	5,041
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	12,695
					109,747
Oregon (1.7%)
	Benton & Linn Counties Consolidated School District No 509J & 509A Corvallis GO	5.000%	6/15/34	2,920	3,122
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,440
	Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,654
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,000
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	606
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	995
	Forest Grove OR College & University Revenue	4.000%	5/1/36	445	425
	Forest Grove OR College & University Revenue	4.000%	5/1/39	1,495	1,391
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/43	1,935	2,041
	Jackson County School District No. 5 Ashland GO	5.000%	6/15/44	1,840	1,934
	Lane County School District No. 4J Eugene GO	5.000%	6/15/27	1,450	1,535
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	812
[6]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/40	1,810	1,804
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,750	7,288
	Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,118
	Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,262
	Multnomah County School District No. 40 GO	5.500%	6/15/53	13,715	15,406
	Oregon	5.250%	6/1/44	2,680	3,078
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/27	1,075	1,136
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/37	1,500	1,704
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/39	1,135	1,293
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/40	3,095	3,504
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	2,320	2,609
	Oregon (Articale XI-Q State Projects) GO	5.250%	5/1/42	2,280	2,638
	Oregon (Articale XI-Q State Projects) GO	5.250%	5/1/43	1,800	2,073
	Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,147
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	7,500	7,699
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,111
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.250%	11/15/47	3,500	3,903
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,000	5,639
	Oregon GO	5.000%	5/1/32	3,010	3,109
	Oregon GO	5.000%	6/1/33	390	418
	Oregon GO	5.000%	6/1/34	500	536
	Oregon GO	5.000%	6/1/35	500	534
	Oregon GO	5.000%	5/1/36	1,000	1,065
	Oregon GO	5.000%	6/1/36	685	731
	Oregon GO	5.000%	5/1/37	700	745
	Oregon GO	5.000%	6/1/37	1,560	1,663
	Oregon GO	5.000%	5/1/38	650	690
	Oregon GO	5.000%	5/1/39	4,445	4,564
	Oregon GO	5.000%	6/1/40	2,045	2,317
	Oregon GO	5.000%	6/1/41	1,910	2,150
	Oregon GO	2.600%	12/1/42	1,455	1,121
	Oregon GO	5.000%	12/1/52	2,670	2,761
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,569
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,199
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,573
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,590

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	2,650	2,676
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,120	3,121
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.250%	7/1/41	2,000	1,470
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/28	1,870	1,894
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	3,300	2,832
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,449
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,672
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,447
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,699
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,219
	Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,421
[2]	Oregon State University College & University Revenue	5.000%	4/1/45	6,000	6,434
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,321
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,036
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,405	1,155
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	9,654
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	5,758
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,374
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,542
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,632
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,369
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	1,000	957
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/44	1,645	1,721
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	7,975
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,492
	Tualatin Valley Water District Water Revenue	5.000%	6/1/53	9,605	10,443
	University of Oregon College & University Revenue	5.000%	4/1/50	31,425	33,098
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	28,370	24,758
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,052
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,420
	Yamhill County or College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,905
					306,698
Pennsylvania (4.8%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	5,960	6,233
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,950	4,919
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,370
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	3,990	4,074
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	300	301
	Allegheny County PA GO	5.000%	11/1/28	5,475	5,705
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,454
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,625	5,824
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,500	1,529
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,051
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,538
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,126
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,532
[6]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	6,500	5,173
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,500	1,143
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,225
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	13,000	12,198
[6]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,067
[6]	Central Bucks School District GO	3.000%	6/1/44	2,305	1,880
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	15,210	15,392
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,560
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,817
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/27	1,000	1,014
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,476
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,136
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,057
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,669
[6]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,095
[6]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,286
[6]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,280
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	10,000	10,239
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	15,000	15,039
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	1,879
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	1,954

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,000	6,770
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,884
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,389
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	3,019
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	839
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	935
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,668
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,032
[4]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,053
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,970	1,735
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,135	2,142
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,416
[6]	Ellwood City Area School District GO	4.000%	11/15/40	810	806
[1]	Fairview School District GO	3.000%	9/15/39	1,000	866
[1]	Fairview School District GO	3.000%	9/15/40	1,000	847
[1]	Fairview School District GO	3.000%	9/15/41	1,000	853
[9]	Freddie Mac Pool	3.300%	8/1/39	4,980	4,686
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,285
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	844
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,187
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,025
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,765
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	6,000	6,254
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	2,900	3,000
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	2,000	2,142
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,128
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,076
[1]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	967
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	9,485	9,784
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,102
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,457
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	7,989
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,109
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,031
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,295
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,392
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,515
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,155
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	4,585	4,766
[6]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	1,765	1,649
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	25,330	26,239
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,547
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,274
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	3,839
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,050
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,712
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	4,769
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	3,851
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	12,000	11,361
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/38	805	875
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/39	500	539
[6]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/40	1,000	1,074
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	1,000	1,016
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	771
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,437
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,703
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,570
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	458
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	6,375	6,308
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,917
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,101
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	840	812
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	545	519
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	1,500	1,397
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	7,250	6,674
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,767
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,562

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,739
[6]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,244
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,021
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,207
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,636
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,228
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,129
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	13,520	13,214
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	2,805	2,899
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	2,970	3,139
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	5,140	5,612
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	5,385	5,859
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	4,735	5,243
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,020
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,061
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,171
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	3,715	4,052
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	1,530	1,620
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	5,000	5,596
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	7,795
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,048
[6]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	13,465
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,182
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,795
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,062
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,629
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,125	1,277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,284
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,606
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	15,370
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,971
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,144
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	15,065
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,801
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,359
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	12,538
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,289
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	2,985	3,200
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,609
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,005	4,516
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,135	3,500
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,858
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,739
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,242
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,225	2,474
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/42	1,500	1,675
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,889
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,250	2,490
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,500	4,980
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,631
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,000	4,411
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,455	2,462
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,390
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,228
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,580	4,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,147
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,332
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,230	1,350
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	11,245	10,520
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	4,145
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,089
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,557
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,372
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,250	6,529
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	958
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,071
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,011
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	5,771
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,161
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,197

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,767
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,652
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,663
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,579
[6]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,177
[6]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,626
[6]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,272
[6]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,191
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,700	1,706
	Philadelphia IDA College & University Revenue	5.000%	11/1/34	5,250	5,581
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,251
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	1,200	1,147
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,715	3,975
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	12,010	12,918
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,827
	Philadelphia PA GO	5.000%	8/1/29	5,745	5,837
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	9,844
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	1,050	1,130
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,400	4,912
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,352
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,370
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	4,905	5,429
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,275
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,165
[6]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,116
[6]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	4,470	4,994
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,318
[1]	School District of Philadelphia GO	5.000%	9/1/25	5,500	5,604
	School District of Philadelphia GO	5.250%	9/1/37	1,955	2,245
	School District of Philadelphia GO	5.250%	9/1/37	1,100	1,263
	School District of Philadelphia GO	4.000%	9/1/38	5,000	5,070
	School District of Philadelphia GO	5.250%	9/1/38	580	662
	School District of Philadelphia GO	5.250%	9/1/38	1,000	1,142
	School District of Philadelphia GO	5.250%	9/1/41	14,100	15,833
	School District of Philadelphia GO	5.250%	9/1/41	2,410	2,706
	School District of Philadelphia GO	5.250%	9/1/43	7,600	8,412
	School District of Philadelphia GO	4.000%	9/1/46	5,000	4,757
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	3,000	2,864
	Spring Township PA GO	3.000%	11/15/33	1,020	947
	Spring Township PA GO	3.000%	11/15/34	1,050	964
	Spring Township PA GO	3.000%	11/15/35	1,085	991
	Spring Township PA GO	3.000%	11/15/36	1,115	1,007
[6]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,733
[6]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	817
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,500	1,312
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	4,655
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,446
	York County PA GO	4.000%	3/1/35	3,000	3,066
					859,127
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,836	1,851
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,158	8,510
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	28,246	30,312
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	27,378	30,299
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	20,077	13,517
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	35,794	35,900
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	7,496	7,366
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	2,210	2,147
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,680	2,513
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	3,430	3,139
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,065	1,102
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	1,250	1,304
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	8,000	8,379
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,935	3,085
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	9,760	10,299
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	8,120	8,487
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,710	1,797
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,030	1,906
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,665	2,502

Vanguard® Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	175
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	228
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	43
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	42
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	38
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	48
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	43
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	38
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	127
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	37
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,313	3,862
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,144	9,261
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,000	829
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	3,080	2,359
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	5,272	3,710
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	68,904	68,299
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	9,502	9,419
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	2,750	2,726
				275,699
Rhode Island (0.1%)
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	716
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	875
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	896
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	939
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,467
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	280	304
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	500	540
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	550	591
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	580	621
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/49	3,670	3,934
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/15/54	3,000	3,199
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,617
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	1,725	1,731
				22,430
South Carolina (1.6%)
Aiken County SC Consolidated School District GO	4.000%	4/1/37	1,580	1,613
Charleston County SC GO	4.000%	11/1/30	5,715	5,833
Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	744
Dorchester County SC Special Assessment Revenue	5.250%	10/1/43	1,590	1,588
Dorchester County SC Special Assessment Revenue	5.500%	10/1/51	2,115	2,115
Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,189
Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	847
Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/43	1,700	1,785
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/38	1,250	1,374
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/40	1,330	1,447
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/41	1,000	1,082
Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/43	1,500	1,613
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,059
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,568
Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,188
North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,158
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/31	13,010	14,134
Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/31	1,260	1,355
Patriots Energy Group Natural Gas Revenue	4.000%	6/1/46	2,250	2,186
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,292
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/41	1,310	1,456
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/42	1,250	1,384
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/43	1,000	988
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/44	1,500	1,473

Vanguard® Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/49	4,250	4,121
Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/54	4,000	4,296
Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	10,430	10,178
SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/30	1,500	1,515
Scago Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	4.000%	6/1/41	1,365	1,384
South Carolina Housing Finance And Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities	4.800%	7/1/45	1,000	1,026
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,085
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	3,235	3,231
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/42	3,595	3,587
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/43	2,500	2,489
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/43	5,415	6,096
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/44	4,320	4,842
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,485
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	7,591
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/48	2,560	2,891
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/49	3,050	3,437
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/53	5,000	5,411
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/54	9,935	11,114
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	7/1/26	12,600	12,768
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	19,425	18,876
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,180
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,922
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,690
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	3,019
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,327
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,685
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,981
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	11,409
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/43	1,450	1,577
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/46	3,075	3,303
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/49	5,645	6,001
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/54	9,450	10,195
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,387
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,749
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	3,215	3,161
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	1/1/52	7,660	7,664
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/26	3,065	3,177
South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/40	1,545	1,607
Spartanburg County School District No. 5 GO	4.000%	3/1/44	2,080	2,086
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,252
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,752
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	1,961
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,141
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,243
University of South Carolina College & University Revenue	5.000%	5/1/34	865	904
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,378
				283,645
South Dakota (0.2%)
Clay County SD GO	5.000%	12/1/52	1,945	2,049
Lincoln County SD College & University Revenue	4.000%	8/1/51	2,775	2,361
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,800
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	2,890	2,882
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,725	15,165
				32,257
Tennessee (1.5%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,633
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,005
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	996
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	2,120	2,047
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	2,000	2,067
Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/49	2,345	2,495
Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.250%	8/15/54	2,300	2,483
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,450	2,471
Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,030	4,218

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,342
	Knox County TN GO	3.000%	6/1/40	3,730	3,278
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,404
[11]	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/27	4,353	4,523
	Memphis TN Sanitary Sewer Revenue Revenue	5.000%	10/1/45	1,040	1,119
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/40	725	791
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/41	1,000	1,085
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/42	1,315	1,422
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Park Point Project) PUT	5.000%	10/1/31	640	654
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Park Point Project) PUT	5.000%	10/1/32	670	684
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Park Point Project) PUT	5.000%	10/1/33	705	719
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Park Point Project) PUT	5.000%	10/1/34	745	759
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Park Point Project) PUT	5.000%	10/1/35	780	794
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,147
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca University Project)	4.000%	10/1/51	2,120	1,783
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/41	2,000	2,274
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/44	2,000	2,245
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	5,000	5,622
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,165
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,496
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/39	4,555	4,673
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	2,475	2,501
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	1,415	1,466
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	3,745	3,879
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,477
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,843
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,500
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/39	14,580	16,216
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/29	2,440	2,591
	Shelby County TN GO	3.125%	4/1/33	1,465	1,414
	Tennergy Corp. Natural Gas Revenue PUT	4.000%	9/1/28	10,225	10,272
	Tennergy Corp. Natural Gas Revenue PUT	5.000%	12/1/29	21,730	23,020
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	2,500	2,696
	Tennergy Corp. Natural Gas Revenue PUT, Prere.	5.000%	10/1/24	41,215	41,339
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,193
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,209
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	20,356
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	12,720	13,246
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	9,325	9,343
	Tennessee GO, Prere.	5.000%	9/1/24	700	701
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,372
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,930	2,911
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	4,695	5,008
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.750%	1/1/50	2,210	2,196
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue (Residential Finance Program)	3.000%	1/1/51	4,695	4,586
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/42	4,640	4,802
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,177
	Washington County TN GO	4.000%	6/1/29	3,260	3,299
	Williamson County TX GO	3.000%	4/1/36	3,275	3,083
					270,090
Texas (11.1%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,889
[15]	Alvarado TX Independent School District GO	5.000%	2/15/47	7,000	7,528
[15]	Angleton Independent School District GO	4.000%	2/15/43	4,940	4,982
	Anna TX GO	4.250%	2/15/47	1,100	1,098

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Argyle Independent School District GO	4.000%	8/15/53	1,000	959
	Arlington TX GO	4.000%	8/15/38	3,790	3,933
	Arlington TX GO	4.000%	8/15/43	3,790	3,778
	Arlington TX GO	4.000%	8/15/44	3,790	3,734
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,587
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,577
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,233
[15]	Aubrey Independent School District GO	4.000%	2/15/52	2,250	2,160
	Austin Affordable PFC Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/43	1,150	1,152
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,374
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	660
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,019
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	494
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	827
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	563
[15]	Austin Independent School District GO	5.000%	8/1/32	5,370	5,721
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	1,760	1,871
	Austin TX GO	5.000%	9/1/26	1,300	1,355
	Austin TX GO	5.000%	9/1/38	2,000	2,189
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	5,360	5,721
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	6,720	7,128
[15]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,589
[15]	Belton Independent School District GO	4.000%	2/15/40	645	656
[15]	Belton Independent School District GO	4.000%	2/15/41	1,000	1,012
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	1,960
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	1,000	1,103
[15]	Bonham Independent School District GO	4.000%	2/15/46	6,325	6,249
[15]	Bonham Independent School District GO	4.000%	2/15/53	2,500	2,404
[15]	Brownwood Independent School District GO	5.000%	2/15/37	1,000	1,126
[15]	Brownwood Independent School District GO	5.000%	2/15/38	1,300	1,448
[15]	Brownwood Independent School District GO	5.000%	2/15/39	2,100	2,330
[15]	Bullard Independent School District GO	4.000%	2/15/40	1,125	1,155
[15]	Bullard Independent School District GO	4.000%	2/15/42	1,240	1,256
[15]	Bullard Independent School District GO	5.000%	2/15/47	4,450	4,819
[15]	Burleson Independent School District GO	4.000%	8/1/35	2,000	2,002
[15]	Burleson Independent School District GO	4.000%	8/1/36	2,000	1,996
[15]	Calallen Independent School District GO	5.000%	2/15/42	500	552
[15]	Calallen Independent School District GO	5.000%	2/15/48	3,000	3,259
[15]	Calallen Independent School District GO	5.000%	2/15/53	1,000	1,072
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/41	2,215	2,470
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/42	1,900	2,107
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/43	4,095	4,517
[15]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/44	2,500	2,746
[15]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	5,000	5,439
[15]	Celina Independent School District GO	5.000%	2/15/40	1,055	1,184
[15]	Celina Independent School District GO	5.000%	2/15/41	1,100	1,229
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,732
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,345	1,383
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,210
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,910
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	6,902
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	4,750	4,986
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	1,968
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,527
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,111
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,828
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	12,928
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	4,940	4,963
[2]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/36	7,000	7,917
[2]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/40	1,395	1,541
[2]	Central Texas Turnpike System Highway Revenue	5.000%	8/15/41	1,100	1,209
[2]	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/30	1,740	1,893
[13]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	44
	Chambers County TX GO	4.000%	3/1/47	1,080	1,056
[15]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,044
[15]	Comal Independent School District GO	3.000%	2/1/41	3,720	3,164
[15]	Community TX Independent School District GO	4.000%	2/15/46	4,600	4,525
[15]	Community TX Independent School District GO	5.000%	2/15/53	7,500	8,039
[15]	Conroe Independent School District GO	5.000%	2/15/49	13,500	14,785
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	640

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,481
[15]	Crowley Independent School District GO	5.250%	2/1/53	10,000	10,994
	Dallas Area Rapid Transit Sales Tax Revenue	3.000%	12/1/41	1,045	883
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/45	4,920	5,239
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	16,475	17,576
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,220
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,455
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,291
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,658
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,196
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/40	3,000	3,362
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/41	3,035	3,386
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/42	3,825	4,249
[2]	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/41	1,275	1,278
[15]	Dallas Independent School District GO	5.000%	2/15/42	7,250	8,075
[15]	Dallas Independent School District GO	5.000%	2/15/43	5,000	5,545
[15]	Dallas Independent School District GO	5.000%	2/15/44	3,250	3,592
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,274
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,311
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	4,360	4,398
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	5,000	5,024
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/42	4,455	4,461
[15]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,456
[15]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,699
[15]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,563
[15]	Denison Independent School District GO	4.000%	8/1/53	11,000	10,567
[15,16]	Denton Independent School District GO	5.000%	8/15/53	47,850	51,573
	Denton TX GO	4.000%	2/15/42	1,410	1,392
	Denton TX GO	4.000%	2/15/44	1,770	1,718
	Denton TX GO	4.000%	2/15/46	5,840	5,616
	Denton TX GO	4.000%	2/15/49	7,835	7,473
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/39	550	619
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/40	850	951
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/41	650	724
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/42	1,000	1,108
[15]	Dripping Springs TX Independent School District GO	5.000%	2/15/43	1,145	1,261
[15]	East Central Independent School District GO	4.000%	8/15/54	2,295	2,180
[6]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,206
[15]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,516
	El Paso TX GO	3.000%	8/15/39	1,270	1,103
	El Paso TX GO	4.000%	8/15/39	1,370	1,393
	El Paso TX GO	3.000%	8/15/40	840	716
	El Paso TX GO	3.000%	8/15/40	1,000	853
	El Paso TX GO	3.000%	8/15/40	1,375	1,174
	El Paso TX GO	4.000%	8/15/40	635	641
	El Paso TX GO	3.000%	8/15/41	905	759
	El Paso TX GO	3.000%	8/15/41	1,200	1,006
	El Paso TX GO	3.000%	8/15/41	1,500	1,258
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,166
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,764
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/46	10,000	10,656
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,569
[15]	Forney Independent School District GO	3.000%	2/15/37	2,000	1,829
	Forney Independent School District GO	0.000%	8/15/39	1,000	518
[1]	Forney Independent School District GO	0.000%	8/15/39	1,000	518
[1]	Forney Independent School District GO	0.000%	8/15/40	1,000	490
[15]	Forney Independent School District GO	5.000%	8/15/40	865	965
[15]	Forney Independent School District GO	4.000%	8/15/41	1,040	1,051
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	2,836
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	1,954
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,143
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	3,715	2,814
[15]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,920	1,920
[15]	Fort Worth Independent School District GO	4.000%	2/15/48	4,435	4,322
	Fort Worth TX GO	5.000%	3/1/28	2,000	2,056
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,345
[9]	Freddie Mac Pool	3.550%	1/1/40	5,000	4,841
[15]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,656
[2]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/38	1,300	1,434
[2]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/40	550	613

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/42	750	827
[2]	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/44	680	744
[15]	Garland Independent School District GO	4.000%	2/15/41	1,235	1,248
[6]	Garland TX Electric Utility System Electric Power & Light Revenue	4.250%	3/1/48	1,450	1,453
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/51	1,015	952
	Garland TX GO	5.000%	2/15/40	1,215	1,346
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/48	960	1,046
[1]	Georgetown TX Utility System Electric Power & Light Revenue	5.250%	8/15/53	1,525	1,655
[15]	Goliad Independent School District GO	5.000%	2/15/38	2,150	2,397
[15]	Goliad Independent School District GO	5.000%	2/15/39	2,270	2,519
[15]	Goliad Independent School District GO	5.000%	2/15/40	2,375	2,621
[15]	Goliad Independent School District GO	5.000%	2/15/41	2,490	2,734
[15]	Goliad Independent School District GO	5.000%	2/15/42	2,360	2,581
[15]	Goliad Independent School District GO	5.000%	2/15/43	2,735	2,985
[15]	Goliad Independent School District GO	4.000%	2/15/48	15,505	15,109
[15]	Goliad Independent School District GO	4.000%	2/15/53	11,315	10,845
[15]	Goose Creek Consolidated Independent School District GO	5.000%	10/1/41	1,450	1,603
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/35	21,500	23,451
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/36	8,585	9,331
	Grand Parkway Transportation Corp. Highway Revenue Tolls	4.000%	10/1/39	1,500	1,507
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	4,160	4,400
[15]	Granger Independent School District GO	5.000%	2/15/52	6,575	6,896
[15]	Greenwood Independent School District GO	4.000%	2/15/41	9,550	9,651
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	2,500	2,699
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	2,052
[14]	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	14,335	14,588
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,000	1,043
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/41	2,895	2,857
[1]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/43	1,000	970
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	2,520	2,598
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,024
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,526
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/41	5,000	5,048
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/54	5,500	5,253
	Harris County Toll Road Authority Highway Revenue	5.250%	8/15/54	5,000	5,540
	Harris County TX Highway Revenue	5.000%	8/15/30	665	688
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	4.000%	10/1/39	1,170	1,182
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	5,000	5,338
[6]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,158
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,469
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,796
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/37	1,000	1,036
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/38	1,250	1,286
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/40	1,650	1,668
[15]	Hays Consolidated Independent School District GO	4.000%	2/15/43	2,195	2,191
	Hays County TX GO	4.000%	2/15/31	2,265	2,277
	Hays County TX GO	4.000%	2/15/32	3,135	3,182
	Hays County TX GO	4.000%	2/15/32	3,820	3,836
	Hays County TX GO	4.000%	2/15/33	865	876
	Hays County TX GO	4.000%	2/15/33	3,320	3,361
	Hays County TX GO	5.000%	2/15/42	4,000	4,112
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,079
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,075
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,048
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,370	2,299
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,894
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	960
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	955
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	992
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	2,000	1,965
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	2,750	2,686
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	930
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/53	5,000	1,132
	Hidalgo County TX GO	4.000%	8/15/43	5,000	4,913
[15]	Highland Park Independent School District/Potter County GO	5.250%	2/15/40	2,190	2,490
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/48	375	357
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/49	5,610	5,351
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/50	4,785	4,554
[6]	Horizon Regional Municipal Utility District GO	4.125%	2/1/51	3,315	3,158

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Community College System GO	4.000%	2/15/36	8,500	8,634
	Houston Higher Education Finance Corp. College & University Revenue (Houston Baptist University Project)	4.000%	10/1/51	1,700	1,362
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	1,250	1,309
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,358
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,126
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,211
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/45	2,335	2,506
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,813
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/54	7,200	8,011
	Houston TX GO	5.000%	3/1/27	1,250	1,288
	Houston TX GO	4.000%	3/1/34	590	610
	Houston TX GO	3.000%	3/1/36	1,030	929
	Houston TX GO	5.250%	3/1/42	1,925	2,149
	Houston TX GO	5.000%	3/1/43	6,960	7,672
[15]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,320
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/33	1,125	1,169
	Huntsville TX Waterworks & Sewer System Water Revenue	3.000%	8/15/47	1,800	1,430
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/40	5,725	5,855
[15]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/41	6,430	6,548
[15]	Hutto Independent School District GO	5.000%	8/1/48	1,215	1,322
[15]	Hutto Independent School District GO	5.000%	8/1/53	1,405	1,518
[15]	Jarrell Independent School District GO	5.000%	2/15/53	10,000	10,647
[15]	Katy Independent School District GO	3.000%	2/15/33	3,000	2,779
[15]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,404
[15]	Katy Independent School District GO	3.000%	2/15/35	7,185	6,486
[15]	Katy Independent School District GO	5.000%	2/15/38	965	1,083
[15]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,257
[15]	Katy Independent School District GO	5.000%	2/15/48	5,280	5,707
[15]	Krum Independent School District GO	5.000%	8/15/40	3,265	3,652
[15]	Krum Independent School District GO	5.000%	8/15/41	3,430	3,813
[15]	Krum Independent School District GO	5.000%	8/15/42	3,600	3,972
[15]	Krum Independent School District GO	5.000%	8/15/43	3,580	3,929
	Laguna-Madre Water District GO	4.000%	3/1/52	4,670	4,299
[15]	Lake Travis Independent School District GO	4.000%	2/15/33	765	776
[15]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,024
[15]	Lake Travis Independent School District GO, Prere.	4.000%	2/15/27	235	240
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,034
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	4,000	4,009
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	6,846
[2,15]	Lamar Consolidated Independent School District GO	4.000%	2/15/54	6,500	6,204
[15]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,955	11,702
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	4,760
	Laredo College District GO, Prere.	5.000%	8/1/24	2,030	2,030
	Laredo College District GO, Prere.	5.000%	8/1/24	1,500	1,500
[15]	Leander Independent School District GO	4.000%	2/15/39	2,500	2,560
[15]	Leander Independent School District GO	4.000%	2/15/40	2,500	2,540
[15]	Leander Independent School District GO	5.000%	8/15/40	1,000	1,104
[15]	Leander Independent School District GO	5.000%	8/15/41	1,355	1,487
[15]	Leander Independent School District GO	5.000%	8/15/47	10,495	11,267
[1]	Leander Independent School District GO	4.000%	2/15/49	2,255	2,115
[1]	Leander Independent School District GO	4.125%	2/15/53	1,340	1,266
[15]	Lewisville Independent School District GO	5.000%	8/15/44	4,000	4,394
[15]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,516
[15]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,430
[15]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,655
[15]	Liberty Hill Independent School District GO	5.000%	2/1/54	4,800	5,205
[15]	Little Elm Independent School District GO	4.000%	8/15/54	5,000	4,791
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,131
	Lone Star College System GO	4.000%	2/15/29	1,150	1,152
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	1,250	1,418
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,512
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,738
[6]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,809
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/43	1,020	1,106
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/45	1,000	1,077
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	2,810	2,933
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,500	1,601
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/36	1,000	1,084
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,040	1,108
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	3,000	3,244

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,413
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,400	1,565
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,594
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	2,000	2,157
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	1,500	1,667
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	1,500	1,588
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	2,720	2,921
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,225
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	1,000	1,055
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	3,000	3,209
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	3,920	4,178
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	1,500	1,577
[6]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	8,020	8,765
	Lubbock TX GO	4.000%	2/15/30	1,250	1,259
[15]	Mansfield Independent School District GO	4.000%	2/15/54	5,400	5,177
[15]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,053
	McKinney TX GO	5.000%	8/15/41	2,140	2,379
	McKinney TX GO	5.000%	8/15/42	2,345	2,597
	McKinney TX GO	4.000%	8/15/43	1,615	1,610
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/39	1,000	712
	McKinney TX Waterworks & Sewer System Water Revenue	2.000%	3/15/40	1,000	688
[15]	Medina Valley Independent School District GO	4.000%	2/15/53	14,750	14,185
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/44	3,500	3,491
[15]	Midland Independent School District GO	4.000%	2/15/40	1,595	1,635
[15]	Midland Independent School District GO	4.000%	2/15/41	1,725	1,761
[15]	Midland Independent School District GO	5.000%	2/15/50	5,155	5,338
[15]	Midland Independent School District GO	4.000%	2/15/54	7,800	7,490
	Midland TX GO	4.000%	2/15/39	5,000	5,137
[15]	Midlothian Independent School District GO	3.000%	2/15/45	6,220	5,076
	Missouri City TX GO	4.000%	6/15/32	1,125	1,135
[15]	Needville Independent School District GO	4.000%	8/15/49	4,770	4,680
[15]	Needville Independent School District GO	4.000%	8/15/54	7,640	7,296
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	9,955	9,291
[15]	New Caney Independent School District GO	5.000%	2/15/37	625	714
[15]	New Caney Independent School District GO	5.000%	2/15/38	750	853
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	10/1/27	2,000	1,989
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,720	5,720
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	4,641
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,952
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,722
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,474
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,362
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	4.000%	11/1/49	4,050	3,650
[6]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,712
[6]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,011
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/37	2,590	1,974
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,661
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	7,639
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	7,636
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	3,000	3,017
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	410	467
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	375	426
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	730	827
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	8,742
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	13,335	13,817
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	5,000	4,169
[15]	Northside Independent School District GO	5.000%	8/1/38	1,500	1,695
[15]	Northside Independent School District GO	5.000%	8/1/39	1,000	1,125
[15]	Northside Independent School District GO	5.000%	8/1/40	1,000	1,114
[15]	Northwest Independent School District GO	5.000%	2/15/40	1,890	2,113
[15]	Northwest Independent School District GO	5.000%	2/15/41	2,740	3,051
[15]	Northwest Independent School District GO	4.000%	2/15/42	6,135	6,225
[15]	Northwest Independent School District GO	4.000%	2/15/43	6,525	6,582
[15]	Northwest Independent School District GO	5.000%	2/15/48	4,560	4,907

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Paradise Independent School District GO	4.000%	8/15/38	1,380	1,427
	Pasadena TX GO	4.000%	2/15/32	1,500	1,502
[15]	Pearland Independent School District GO	5.000%	2/15/42	3,000	3,171
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/35	1,000	1,067
[15]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/36	1,000	1,064
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/35	10,000	11,839
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	5,470	6,169
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,155	3,542
	Pflugerville Independent School District GO	4.000%	2/15/45	10,000	9,752
	Pflugerville Independent School District GO	5.000%	2/15/48	12,880	13,499
	Plano TX GO	4.000%	9/1/44	5,645	5,648
[15]	Ponder Independent School District GO	4.000%	2/15/37	1,935	1,997
[15]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,027
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	9,425	10,185
[15]	Prosper Independent School District GO	5.000%	2/15/44	5,475	5,709
[15]	Prosper Independent School District GO	4.000%	2/15/53	10,500	10,165
[15]	Prosper Independent School District GO PUT	4.000%	8/15/26	1,010	1,019
[15]	Quinlan Independent School District GO	5.000%	8/15/39	590	668
[15]	Quinlan Independent School District GO	5.000%	8/15/40	725	816
[15]	Richardson Independent School District GO	3.000%	2/15/36	1,000	931
[15]	Rockwall Independent School District GO	4.000%	2/15/53	28,435	27,345
[6]	Royse City TX GO	4.000%	8/15/40	2,630	2,697
[15]	Salado Independent School GO	5.000%	2/15/40	3,265	3,659
[15]	Salado Independent School GO	5.000%	2/15/41	3,330	3,711
[15]	Salado Independent School GO	5.000%	2/15/42	3,705	4,098
[15]	Salado Independent School GO	5.000%	2/15/43	1,865	2,054
[15]	Salado Independent School GO	5.000%	2/15/44	1,400	1,537
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.550%	3/1/43	2,575	2,582
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	4.000%	8/1/25	2,500	2,509
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/33	2,185	2,492
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,318
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,921
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,500	2,822
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,344
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,161
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/42	3,890	3,913
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/43	3,270	3,274
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	8,900	9,438
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/49	15,000	16,650
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,565	2,569
	San Antonio TX GO	4.000%	8/1/35	1,190	1,241
	San Antonio TX GO	4.000%	2/1/39	6,005	6,143
	San Antonio TX GO	4.000%	2/1/40	3,280	3,334
	San Antonio TX GO	4.000%	2/1/41	3,300	3,332
	San Antonio TX GO	4.000%	2/1/42	2,500	2,511
	San Antonio TX GO	4.000%	2/1/43	2,500	2,501
[15]	San Antonio TX Independent School District GO	4.000%	8/15/37	1,975	2,027
[15]	San Antonio TX Independent School District GO	5.000%	8/15/39	3,500	3,924
[15]	San Antonio TX Independent School District GO	5.000%	8/15/52	4,900	5,298
	San Antonio Water System Water Revenue	4.000%	5/15/39	3,385	3,463
	San Antonio Water System Water Revenue	4.000%	5/15/41	1,305	1,317
	San Antonio Water System Water Revenue	4.000%	5/15/42	1,875	1,883
	San Antonio Water System Water Revenue	4.000%	5/15/51	2,000	1,932
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	3,967
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,164
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,049
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/40	4,705	5,285
[15]	San Marcos Consolidated Independent School District GO	5.000%	8/15/42	3,825	4,257
[15]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	4,490	4,996
[1]	Sands Consolidated Independent School District GO	4.000%	2/15/48	2,450	2,347
[15]	Sherman TX Independent School District GO	5.000%	2/15/42	4,180	4,635
[15]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/48	2,000	2,172
[15]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,810	1,738
	South Manvel Development Authority Tax Allocation Revenue	5.000%	4/1/43	500	491
	South Manvel Development Authority Tax Allocation Revenue	5.250%	4/1/50	1,000	997
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/38	1,000	1,141
[15]	Southwest Independent School District GO	3.000%	2/1/40	2,395	2,112
[15]	Spring Branch Independent School District GO	4.000%	2/1/41	3,150	3,183
	Spring Independent School District GO	4.000%	8/15/41	5,000	5,031

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/28	2,000	1,991
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,594
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,817
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,188
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,235
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	13,005	13,780
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	7,470	6,885
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	3,855	4,303
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/43	1,750	1,759
	Taylor TX GO	4.125%	8/15/49	1,515	1,468
	Taylor TX GO	4.125%	8/15/50	1,615	1,562
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	6,715
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,812
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,534
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	510	526
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	151
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	142
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,856
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	3,055	3,197
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	3,515	3,714
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	10,310	10,984
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	2,650	2,842
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	8,575	9,260
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/30	40,505	43,685
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/34	18,440	20,693
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,020
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	509
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,090
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,747
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	6,500	6,603
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,015
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	7,500	7,604
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,599
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	3,024
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,007
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	2,150	2,163
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,178
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	997
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	4,000	3,973
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,135	3,105
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/32	4,665	4,999
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/33	5,820	6,229
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	6,000	6,411
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/38	3,050	3,057
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/39	3,225	3,227
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/38	500	545
[1]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/42	500	536
[11]	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/26	2,500	2,558
	Texas State University System College & University Revenue	4.000%	3/15/35	2,130	2,173
	Texas State University System College & University Revenue	4.000%	3/15/49	5,205	5,056
	Texas State University System College & University Revenue	5.250%	3/15/54	10,000	11,010
	Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,920
	Texas Water Development Board Water Revenue	5.000%	4/15/28	3,305	3,500
	Texas Water Development Board Water Revenue	4.000%	10/15/32	2,230	2,242
	Texas Water Development Board Water Revenue	4.000%	10/15/33	7,000	7,178
	Texas Water Development Board Water Revenue	4.000%	10/15/34	11,590	11,866
	Texas Water Development Board Water Revenue	4.000%	8/1/36	6,000	6,171
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,746
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,780	3,980
	Texas Water Development Board Water Revenue	5.000%	10/15/42	5,310	5,516
	Texas Water Development Board Water Revenue	5.000%	10/15/43	1,835	1,911
	Texas Water Development Board Water Revenue	5.000%	4/15/49	3,675	3,823
	Texas Water Development Board Water Revenue	5.000%	10/15/58	2,500	2,706
[15]	Tomball Independent School District GO	3.875%	2/15/43	4,810	4,686

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travis County TX GO	3.000%	3/1/40	1,000	883
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/41	700	771
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/43	825	901
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/53	4,365	4,646
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,403
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,587
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,620
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	9,993
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	6,953
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,231
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,028
	University of North Texas System College & University Revenue	5.000%	4/15/44	3,890	4,043
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	1,980	2,361
	University of Texas System Regents College & University Revenue	5.000%	8/15/49	22,740	26,917
	University of Texas System Regents College & University Revenue	5.000%	8/15/50	8,250	9,776
[15]	Van Alstyne Independent School District GO	5.000%	2/15/47	3,100	3,363
[15]	Van Alstyne Independent School District GO	4.000%	2/15/48	1,580	1,541
[15]	Waco Independent School District GO	4.000%	8/15/41	3,195	3,235
[15]	Waco Independent School District GO	4.000%	8/15/42	2,825	2,850
	Waco TX GO	4.000%	2/1/40	7,930	8,066
	Waco TX GO	4.000%	2/1/41	8,260	8,350
	Waco TX GO	4.000%	2/1/48	5,120	4,980
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/38	3,860	4,324
[1]	Waller Consolidated Independent School District GO	5.000%	2/15/39	5,235	5,826
[1]	Waller Consolidated Independent School District GO	4.000%	2/15/53	2,000	1,865
[15]	Waxahachie Independent School District GO	5.000%	2/15/37	400	459
[15]	Waxahachie Independent School District GO	5.000%	2/15/38	1,000	1,145
[15]	Waxahachie Independent School District GO	5.000%	2/15/39	1,390	1,579
[15]	Waxahachie Independent School District GO	5.000%	2/15/40	1,400	1,580
[15]	Waxahachie Independent School District GO	5.000%	2/15/41	1,520	1,701
[15]	Wichita Falls Independent School District GO	3.000%	2/1/40	3,000	2,625
[15]	Wylie Taylor County Independent School District GO	5.000%	2/15/41	2,945	3,254
[15]	Wylie Taylor County Independent School District GO	5.000%	2/15/43	2,350	2,572
[15]	Wylie Taylor County Independent School District GO	5.000%	2/15/49	15,000	16,120
					1,973,965
Utah (1.7%)
	Cache County School District GO	4.000%	6/15/40	4,810	4,926
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,169
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,232
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/40	645	652
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,303
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,698
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,864
	Davis School District GO	5.000%	6/1/27	2,055	2,174
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,825
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	3,390	3,733
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	9,500	10,323
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,975	4,445
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	5,000	5,424
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	13,675	15,264
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/54	11,000	11,738
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,556
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/37	300	343
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/38	250	284
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/39	250	282
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/40	500	558
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/41	750	829
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/42	1,325	1,306
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/43	1,500	1,471
[1]	Ogden City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	1/15/44	800	782
	Ogden City UT Sewer & Water Revenue	3.000%	6/15/45	3,000	2,447
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	6,041
	Salt Lake City Corp. GO	3.000%	6/15/41	1,185	1,015
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,497
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	5,360	5,608
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,773
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/42	1,365	1,372
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/43	1,420	1,411
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/44	1,480	1,452

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah College & University Revenue	5.000%	8/1/29	2,000	2,081
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,197
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,019
	University of Utah College & University Revenue	5.000%	8/1/39	1,000	1,127
	University of Utah College & University Revenue	5.250%	8/1/48	2,405	2,690
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/37	1,910	1,969
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/39	4,000	4,091
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/40	3,000	3,053
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/41	5,000	5,066
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/42	3,000	3,031
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/43	5,585	5,622
	University of Utah Local or Guaranteed Housing Revenue College & University Revenue	4.000%	8/1/51	4,970	4,829
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	739
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/39	1,475	1,570
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,171
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	643
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,215
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	16,866
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	1,000	994
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	8,500	9,032
	Utah County UT Health, Hospital, Nursing Home Revenue	3.000%	5/15/50	5,795	4,525
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/50	4,950	5,182
	Utah GO	5.000%	7/1/26	5,000	5,199
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	1/1/54	6,825	7,533
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	1,710	1,885
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/54	3,240	3,584
[2]	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/55	30,230	33,793
[11]	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	4.000%	9/1/24	1,750	1,750
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,288
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/42	7,195	8,052
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	15,000	16,316
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/44	3,125	3,312
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,549
					294,770
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corporation Program)	4.000%	5/1/45	2,850	2,508
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/45	3,500	3,847
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,500
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/52	5,250	5,684
	Vermont GO	4.000%	8/15/40	3,135	3,229
					25,768
Virginia (1.8%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,008
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,758
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,249
	Arlington County VA GO	2.500%	8/15/29	5,000	4,751
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	5,340	5,356
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/40	4,750	4,764
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/45	7,500	8,336
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/48	14,085	15,534
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	5,711	4,737
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,695
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,805
	Fairfax County Economic Development Authority Special Tax Revenue (Route 28 Project)	3.000%	4/1/36	2,000	1,824
	Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,294
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,799
	Fairfax County VA GO	4.000%	10/1/42	9,970	10,153
	Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,572
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/50	5,000	5,314
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	33,450	35,967

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	663
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,825	2,574
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	1,000	1,112
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	3,000	3,281
[6]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	4.750%	7/1/53	5,000	5,220
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/27	480	482
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.750%	12/1/53	855	940
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	6.875%	12/1/58	3,200	3,528
	Loudoun County Economic Development Authority Intergovernmental Agreement Revenue (Loudoun Co. Public Facilities Project)	5.000%	12/1/26	1,425	1,490
	Loudoun County Economic Development Authority Local or Guaranteed Housing Revenue	1.980%	6/1/58	2,350	1,470
	Loudoun County VA GO	3.000%	12/1/31	7,535	7,319
	Loudoun County VA GO	4.000%	12/1/41	4,850	4,953
	Montgomery County Economic Development Authority Miscellaneous Revenue	4.000%	6/1/36	1,200	1,232
[4]	Newport News IDA Revenue	5.330%	7/1/45	7,000	7,006
	Northern Virginia Transportation Commission Transit Revenue (Transforming Rail in Virginia Program)	5.000%	6/1/52	5,000	5,413
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/40	1,998	2,041
	Richmond VA GO	2.000%	7/15/34	2,570	2,117
	Richmond VA Public Utility Multiple Utility Revenue	4.000%	1/15/42	500	508
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	2,595	2,518
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/35	2,331	2,240
	University of Virginia College and University Revenue College & University Revenue	5.000%	9/1/49	13,000	13,732
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/53	2,570	2,952
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	7.000%	9/1/59	2,035	2,320
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,672
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	4,000	4,409
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,660	2,665
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	3,000	2,632
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,121
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,522
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	1,225	1,072
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	5.000%	5/15/26	5,030	5,219
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/36	4,880	5,096
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/37	5,075	5,293
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/44	9,140	9,237
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/45	6,000	6,054
	Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/47	4,000	4,013
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/35	935	973
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/36	650	673
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/37	940	973
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	4.000%	5/15/38	905	933
	Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue (Interstate 81 Corridor Program)	5.000%	5/15/57	12,140	12,977
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	9/1/39	4,450	4,470
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.850%	1/1/25	8,000	8,000
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	7,000	7,816
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,092
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/39	1,410	1,443
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/40	8,450	8,622
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	18,000	17,272
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.800%	5/28/27	1,000	1,012
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	615	621
					321,909
Washington (1.0%)
	Bellevue WA GO	4.000%	12/1/39	1,175	1,213
	Energy Northwest Nuclear Revenue	4.000%	7/1/42	3,235	3,264
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/36	1,670	1,831
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/39	1,000	1,075
	Grant County Public Hospital District No. 1 GO	5.125%	12/1/48	5,000	5,097

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/39	270	304
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/40	590	661
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/41	750	835
	King County School District No. 403 Renton GO	4.000%	12/1/39	2,205	2,260
	King County School District No. 403 Renton GO	4.000%	12/1/40	2,850	2,905
	Kitsap County School District No. 100-C Bremerton GO	5.250%	12/1/47	2,385	2,661
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,498
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/33	2,645	2,648
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/42	1,200	1,215
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	3,873
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/41	2,390	2,422
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	8,110	8,796
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/48	8,365	9,188
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/49	3,585	3,929
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,950	1,970
	Washington GO	5.000%	8/1/33	3,795	3,808
	Washington GO	5.000%	8/1/34	3,645	3,657
	Washington GO	5.000%	6/1/42	1,250	1,322
	Washington GO	5.000%	6/1/42	4,775	5,367
	Washington GO	5.000%	2/1/43	1,605	1,719
	Washington GO	5.000%	6/1/46	3,365	3,681
	Washington GO	5.000%	6/1/47	11,385	12,540
	Washington GO	5.000%	8/1/49	10,000	10,947
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	5,000	4,766
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,830	1,767
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	8,750	8,023
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,277
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	896
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	1,963
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	28,957	26,876
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/37	8,951	8,073
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	8,000	7,921
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	119
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/35	1,000	1,056
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	4,460	3,888
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/43	1,000	1,049
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/48	1,000	1,034
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	1,853
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,687
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	5,500	5,086
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/59	2,000	2,146
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project)	4.550%	8/1/43	1,000	999
[4]	Washington State Housing Finance Commission Private Schools Revenue	6.125%	7/1/53	3,000	3,299
					185,464
West Virginia (0.5%)
[6]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,225
[6]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,496
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/28	305	302
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,691
	West Virginia GO	5.000%	12/1/45	1,500	1,615
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	3,080	3,351
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/41	4,000	4,587
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	9/1/42	6,265	6,893
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/43	2,805	3,189
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	5,000	4,182
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,436
[6]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/48	2,590	2,866
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	6.000%	9/1/48	15,175	17,315
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,290
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	9,010	8,851
					82,289
Wisconsin (1.7%)
[2]	Central Brown County Water Authority Water Revenue	5.000%	11/1/34	7,120	8,237
[2]	Central Brown County Water Authority Water Revenue	5.000%	11/1/35	6,480	7,522

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Madison WI Metropolitan School District GO	4.000%	3/1/36	2,460	2,527
[1]	Milwaukee WI GO	5.000%	4/1/27	1,920	2,009
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,422
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,091
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,195
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	865
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,078
[6]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,017
[6]	Monroe School District WI GO	5.000%	3/1/37	775	848
[6]	Monroe School District WI GO	5.000%	3/1/38	700	762
[6]	Monroe School District WI GO	4.000%	3/1/39	1,855	1,897
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,877
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,526
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,530
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,061
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/62	9,974	10,814
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Central Charter School Project)	5.000%	6/15/51	1,145	1,080
[4]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/41	1,000	970
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/40	815	823
	Public Finance Authority College & University Revenue	5.250%	10/1/38	3,250	3,239
	Public Finance Authority College & University Revenue	5.250%	10/1/48	2,130	2,015
	Public Finance Authority College & University Revenue	5.125%	4/1/52	5,500	5,548
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,406
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	367
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	415
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	339
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	312
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	331
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	8,964
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	8,000	6,084
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,207
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	6,250	5,684
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/49	7,500	7,023
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	1,500	1,082
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,100
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,963
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	848
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	5,085	5,071
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/27	14,516	14,429
[2]	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/27	13,500	13,392
[4]	Public Finance Authority Local or Guaranteed Housing Revenue	5.750%	7/1/63	3,000	3,235
[4]	Public Finance Authority Tax Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/41	1,000	1,013
	Public Finance Charter School Aid Revenue	4.000%	7/1/51	1,000	833
[6]	Racine Unified School District GO	5.000%	4/1/37	1,000	1,107
[6]	Racine Unified School District GO	5.000%	4/1/41	1,480	1,608
[1]	Racine Unified School District GO	4.000%	4/1/42	3,555	3,531
[6]	Racine Unified School District GO	5.000%	4/1/42	1,000	1,083
[1]	Racine Unified School District GO	4.000%	4/1/43	4,075	4,029
[1]	Racine Unified School District GO	4.000%	4/1/44	2,565	2,524
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/49	1,800	1,951
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,299
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,539
[2]	Wisconsin GO	5.000%	5/1/38	5,500	6,319
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,009
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,088
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,408
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,465
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,490
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,250	1,250
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	4,907
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,451
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,614
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	15,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,056
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,089
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	700	748
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,094
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/44	1,305	1,382
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	3,765	3,688
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,576

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,376
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,580	3,917
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	2/15/54	4,645	5,060
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.750%	8/15/59	2,500	2,638
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/29	1,435	1,549
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/34	1,250	1,389
[4]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue	5.000%	8/1/27	8,000	8,174
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.000%	3/1/53	3,815	3,941
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	9/1/54	3,965	4,308
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,610	4,614
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,609
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT (View At Huxley Yards Project)	5.000%	8/1/26	3,500	3,609
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/43	5,000	5,151
					300,692
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	35
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	539
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	6.000%	12/1/54	2,455	2,683
					3,257
Total Tax-Exempt Municipal Bonds (Cost $17,610,187)					17,313,716

Vanguard® Long-Term Tax-Exempt Fund
		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Investment Company (2.6%)
[17]	Vanguard Municipal Low Duration Fund (Cost $459,534)	3.785%	45,954,800	459,548
Total Investments (100.1%) (Cost $18,069,721)				17,773,264
Other Assets and Liabilities—Net (-0.1%)				(25,145)
Net Assets (100%)				17,748,119
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2024.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the aggregate value was $359,637,000, representing 2.0% of net assets.
5	Non-income-producing security—security in default.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
7	Step bond.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Securities with a value of $987,000 have been segregated as initial margin for open futures contracts.
17	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	(130)	(16,636)	(302)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

Vanguard® Long-Term Tax-Exempt Fund
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,313,716	—	17,313,716
Temporary Cash Investments	459,548	—	—	459,548
Total	459,548	17,313,716	—	17,773,264
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	302	—	—	302
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.